SEC. File Nos.
2-47749
811-2333

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 57

                                       and

                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 40



                           NEW PERSPECTIVE FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)


                       Approximate date of proposed public
                                   offering:
         It is proposed that this filing become effective on December 1,
                  2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




New Perspective Fund/(R)/
















TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objectives, Strategies and Risks
10    Management and Organization
12    Shareholder Information
13    Choosing a Share Class
15    Purchase and Exchange of Shares
17    Sales Charges
19    Sales Charge Reductions and Waivers
21    Plans of Distribution
22   How to Sell Shares
23    Distributions and Taxes
24    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 December 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                              New Perspective Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   3.98%
1993  26.98
1994   2.97
1995  20.43
1996  17.28
1997  14.98
1998  28.53
1999  40.07
2000  -7.24
2001  -8.30
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                22.17%  (quarter ended December 31, 1999)
LOWEST                -14.99%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -23.93%.



                                     2
New Perspective Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table on the following page, the Investment Results Table on page 8 reflects the fund's results calculated without a sales charge.



                                     3
                                              New Perspective Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 3/13/73
 Before Taxes                       -13.58%     10.66%     12.28%      14.02%
 After Taxes on Distributions       -14.09%      8.78%     10.53%        N/A
 After Taxes on Distributions and    -8.21%      8.52%      9.93%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -13.47%       N/A        N/A      -12.18%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 MSCI World Index/2/                -16.52%      5.74%      8.52%      10.59%
 MSCI USA Index/3/                  -12.03%     10.54%     13.05%      11.89%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     4
New Perspective Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                             CLASS
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases     5.75%/2/     none        none       none        none
 (as a percentage of
 offering price)
----------------------------------------------------------------------------------
 Maximum sales charge      none        none        none       none        none
 imposed on reinvested
 dividends
----------------------------------------------------------------------------------
 Maximum deferred       none/3/      5.00%/4/    1.00%/5/     none        none
 sales charge
----------------------------------------------------------------------------------
 Redemption or             none        none        none       none        none
 exchange fees



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class 529-E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Management Fees              0.40%     0.40%     0.40%     0.40%
-------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%     0.25%
 Service (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses               0.17%     0.20%     0.24%     0.23%
-------------------------------------------------------------------------------
 Total Annual Fund            0.82%     1.60%     1.64%     0.88%
 Operating Expenses
                              CLASS     CLASS     CLASS     CLASS      CLASS

                             529-A/2/  529-B/2/  529-C/2/  529-E/2/   529-F/3/
-------------------------------------------------------------------------------
 Management Fees              0.40%     0.40%     0.40%     0.40%      0.40%
-------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%     0.50%      0.25%
 Service (12b-1) Fees/4/
-------------------------------------------------------------------------------
 Other Expenses/5/            0.31%     0.36%     0.35%     0.31%      0.30%
-------------------------------------------------------------------------------
 Total Annual Fund            0.96%     1.76%     1.75%     1.21%      0.95%
 Operating Expenses



1 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
2 Annualized.
3 Based on estimated amounts for the current fiscal year.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.



                                     5
                                              New Perspective Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------------
 Class A/1/                        $654       $822        $1,004      $1,530
-------------------------------------------------------------------------------
 Class B - assuming                $663       $905        $1,071      $1,691
redemption/2/
-------------------------------------------------------------------------------
 Class B - assuming no             $163       $505        $  871      $1,691
redemption
-------------------------------------------------------------------------------
 Class C - assuming                $267       $517        $  892      $1,944
redemption/3/
-------------------------------------------------------------------------------
 Class C - assuming no             $167       $517        $  892      $1,944
redemption
-------------------------------------------------------------------------------
 Class F - excludes                $ 90       $281        $  488      $1,084
intermediary fees/4/
-------------------------------------------------------------------------------
 Class 529-A/1/                    $667       $863        $1,075      $1,685
-------------------------------------------------------------------------------
 Class 529-B - assuming            $679       $954        $1,154      $1,862
redemption/2/
-------------------------------------------------------------------------------
 Class 529-B - assuming no         $179       $554        $  954      $1,862
redemption
-------------------------------------------------------------------------------
 Class 529-C - assuming            $278       $551        $  949      $2,062
redemption/3/
-------------------------------------------------------------------------------
 Class 529-C - assuming no         $178       $551        $  949      $2,062
redemption
-------------------------------------------------------------------------------
 Class 529-E                       $123       $384        $  665      $1,466
-------------------------------------------------------------------------------
 Class 529-F - excludes            $ 97       $303        $  525      $1,166
intermediary fees/4/



1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.



                                     6
New Perspective Fund / Prospectus

Investment Objectives, Strategies and Risks

The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accom plished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     7
                                              New Perspective Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 3/13/73
 Before Taxes                        -8.30%     11.98%     12.95%      14.26%
 After Taxes on Distributions        -8.83%     10.07%     11.19%        N/A
 After Taxes on Distributions and    -4.99%      9.64%     10.54%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                        -8.96%       N/A        N/A      -10.43%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 MSCI World Index/2/                -16.52%      5.74%      8.52%      10.59%
 MSCI USA Index/3/                  -12.03%     10.54%     13.05%      11.89%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     8
New Perspective Fund / Prospectus

HOLDINGS BY INDUSTRY AS OF SEPTEMBER 30, 2002
[pie chart]
Media 8.40%
Pharmaceuticals 7.85
Metals & Mining 5.70
Oil & Gas 5.57
Food Products 5.34
Other Industries 59.01
Bonds & Notes 0.06
Cash & Equivalents 8.07
[end chart]



 PERCENT INVESTED BY COUNTRY   PERCENT OF         TEN LARGEST EQUITY HOLDINGS   PERCENT OF
                               NET ASSETS                                       NET ASSETS
-------------------------------------------------
 Europe                           29.5%           AOL Time Warner                 2.98%
--------------------------------------------     ------------------------------------------
 United Kingdom                    8.5            Philip Morris                   2.85
--------------------------------------------     ------------------------------------------
 Netherlands                       5.3            AstraZeneca                     2.62
--------------------------------------------     ------------------------------------------
 France                            3.9            Viacom                          1.97
--------------------------------------------     ------------------------------------------
 Germany                           3.7            Nestle                          1.73
--------------------------------------------     ------------------------------------------
 Switzerland                       2.8            Tyco International              1.49
--------------------------------------------     ------------------------------------------
 Finland                           1.6            Coca-Cola                       1.39
--------------------------------------------     ------------------------------------------
 Italy                             1.4            International Paper             1.29
--------------------------------------------     ------------------------------------------
 Norway                            1.0            Newmont Mining                  1.29
--------------------------------------------     ------------------------------------------
 Belgium                            .5            Vodafone                        1.27
--------------------------------------------     ------------------------------------------
 Denmark                            .3
--------------------------------------------
 Ireland                            .2
--------------------------------------------
 Russia                             .2
--------------------------------------------
 Sweden                             .1
--------------------------------------------
 Asia/Pacific Rim                 12.0%
--------------------------------------------
 Japan                             7.1
--------------------------------------------
 Australia                         2.0
--------------------------------------------
 Taiwan                            1.6
--------------------------------------------
 South Korea                       1.3
--------------------------------------------
 The Americas                     49.6%
--------------------------------------------
 United States                    42.6%
--------------------------------------------
 Canada                            5.3
--------------------------------------------
 Brazil                            1.0
--------------------------------------------
 Mexico                             .7
--------------------------------------------
 Other                              .8%
--------------------------------------------
 Cash & Equivalents                8.1%
--------------------------------------------
                                 100.0%
--------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     9
                                              New Perspective Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New Perspective Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                     10 years             Senior Vice President, Capital Research and
 Executive Vice President        (plus 7 years prior       Management Company
 and Director                  experience as a research
                              professional for the fund)   Investment professional for 30 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    2 years             Senior Vice President, Capital Research and
 Senior Vice President          (plus 14 years prior       Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       5 years             Vice President, Capital Research and
 Vice President                                            Management Company

                                                           Investment professional for 17 years in total;
                                                           12 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      10 years             Director, Capital Research and Management
                                 (plus 4 years prior       Company
                               experience as a research
                              professional for the fund)   Investment professional for 20 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        4 years             Senior Vice President and Director, Capital
                                 (plus 6 years prior       Research Company
                               experience as a research
                              professional for the fund)   Investment professional for 15 years in total;
                                                           11 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      3 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 25 years in total;
                                                           11 years with Capital Research and
                                                           Management Company or affiliate





                                     10
New Perspective Fund / Prospectus

                                          New Perspective Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080






A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.



                                     12
New Perspective Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.



                                     13
                                              New Perspective Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none




                                     14
New Perspective Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.



                                     15
                                              New Perspective Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American



                                     16
New Perspective Fund / Prospectus

Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     17
                                              New Perspective Fund / Prospectus

A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Dis tributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.



                                     18
New Perspective Fund / Prospectus

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you must let your investment dealer or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable



                                     19
                                              New Perspective Fund / Prospectus
 life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).



                                     20
New Perspective Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     21
                                              New Perspective Fund / Prospectus

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are



                                     22
New Perspective Fund / Prospectus
genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.



                                     23
                                              New Perspective Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                  $19.74      $.17         $(3.14)       $(2.97)      $(.27)       $    -          $ (.27)
Year ended 9/30/2001                   28.66       .34          (5.86)        (5.52)       (.30)        (3.10)          (3.40)
Year ended 9/30/2000                   26.25       .30           4.56          4.86        (.11)        (2.34)          (2.45)
Year ended 9/30/1999                   20.50       .26           7.26          7.52        (.20)        (1.57)          (1.77)
Year ended 9/30/1998                   21.86       .27           (.11)          .16        (.31)        (1.21)          (1.52)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2002                   19.53       .02          (3.11)        (3.09)       (.16)            -            (.16)
Year ended 9/30/2001                   28.54       .14          (5.80)        (5.66)       (.25)        (3.10)          (3.35)
Period from 3/15/2000 to 9/30/2000     30.11       .08          (1.65)        (1.57)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2002                   19.50       .03          (3.14)        (3.11)       (.12)            -            (.12)
Period from 3/15/2001 to 9/30/2001     22.42      (.01)         (2.83)        (2.84)       (.08)            -            (.08)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2002                   19.72       .18          (3.16)        (2.98)       (.25)            -            (.25)
Period from 3/15/2001 to 9/30/2001     22.59       .10          (2.87)        (2.77)       (.10)            -            (.10)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 9/30/2002     21.05       .11          (4.67)        (4.56)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/15/2002 to 9/30/2002    21.05       .02          (4.66)        (4.64)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/15/2002 to 9/30/2002    21.05       .02          (4.66)        (4.64)          -             -               -
CLASS 529-E:
 Period from 3/1/2002 to 9/30/2002     21.49       .08          (5.10)        (5.02)          -             -               -
CLASS 529-F:
 Period from 9/17/2002 to 9/30/2002    17.65      -/3/          (1.15)        (1.15)          -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   income (loss)
                                     value, end of    Total       period      average net   to average net
                                        period      return/4/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                    $16.50      (15.36)%      $20,497        .82 %          .84 %
Year ended 9/30/2001                     19.74      (21.47)        25,094        .78           1.40
Year ended 9/30/2000                     28.66       18.93         33,412        .79           1.00
Year ended 9/30/1999                     26.25       38.43         25,752        .77           1.06
Year ended 9/30/1998                     20.50        1.23         17,707        .77           1.27
-----------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2002                     16.28      (16.04)           579       1.60            .11
Year ended 9/30/2001                     19.53      (22.06)           445       1.57            .60
Period from 3/15/2000 to 9/30/2000       28.54       (5.21)           260       1.53/6/         .56/6/
-----------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2002                     16.27      (16.05)           277       1.64            .14
Period from 3/15/2001 to 9/30/2001       19.50      (12.78)            87       1.76/6/        (.06 )/6/
-----------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2002                     16.49      (15.41)           189        .88            .89
Period from 3/15/2001 to 9/30/2001       19.72      (12.34)            60        .90/6/         .84/6/
-----------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 9/30/2002       16.49      (21.66)            55        .96/6/         .95/6/
-----------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/15/2002 to 9/30/2002      16.41      (22.04)            12       1.76/6/         .14/6/
-----------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/15/2002 to 9/30/2002      16.41      (22.04)            15       1.75/6/         .16/6/
CLASS 529-E:
 Period from 3/1/2002 to 9/30/2002       16.47      (23.36)             2       1.21/6/         .67/6/
CLASS 529-F:
 Period from 9/17/2002 to 9/30/2002      16.50       (6.52)          -/5/       -/7/           -/7/


New Perspective Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       26%         32%         34%         29%          30%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Amount less than one cent.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Amount less than 1 million.
6 Annualized.
7 Amount less than .01 percent.
                                              New Perspective Fund / Prospectus

NOTES



                                     26
New Perspective Fund / Prospectus

NOTES


 [logo - New Perspective Fund(r)]
                                     27
                                              New Perspective Fund / Prospectus

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR COLLEGEAMERICA      American Funds Service Company
                                  800 /421-0180, ext. 529
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, Cali fornia 90071.

[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-2333
NPF-010-1202/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International     Capital Guardian        Capital Bank and Trust

 [logo - American Funds (sm)]


                                          The right choice for the long term/SM/




New Perspective Fund/(R)/










 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 December 1, 2002

Class R-5 shares of New Perspective Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                                     CLASS R-5/1/
---------------------------------------------------------------------
 Management Fees                                        0.40%
---------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees         none
---------------------------------------------------------------------
 Other Expenses                                         0.16%
---------------------------------------------------------------------
 Total Annual Fund Operating Expenses                   0.56%


1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                 ONE   THREE  FIVE     TEN
                                 YEAR  YEARS  YEARS   YEARS
------------------------------------------------------------
 Class R-5                       $57   $179   $313    $701
------------------------------------------------------------




Purchase and Exchange of Shares - pages 15-17

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 17-19

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 24-25

The financial highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  INCOME FROM INVESTMENT OPERATIONS            DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002   $21.91       $.09        $(5.48)       $(5.39)        -             -               -



                                                               Net assets,    Ratio of     Ratio of net
                                       Net asset                 end of      expenses to      income
                                     value, end of   Total       period      average net    to average
                                        period       return   (in millions)    assets       net assets
--------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002     $16.52      (24.60)%       $60          .20%           .46%



                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       26%         32%         34%         29%          30%
OF SHARES


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

                           NEW PERSPECTIVE FUND, INC.

                                     Part B
                      Statement of Additional Information

                              December 1, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of New Perspective Fund (the "fund" or "NPF") dated December 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                           New Perspective Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       33
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       37
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Shareholder Account Services and Privileges . . . . . . . . . . . .       41
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       44
General Information . . . . . . . . . . . . . . . . . . . . . . . .       44
Class A Share Investment Results and Related Statistics . . . . . .       46
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       48
Financial Statements




                         New Perspective Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund invests primarily in common stocks.

..    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 5% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal

                         New Perspective Fund - Page 2
     and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in

                         New Perspective Fund - Page 3
these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later


                         New Perspective Fund - Page 4
date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940, as amended. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves

                         New Perspective Fund - Page 5
correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 26%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund will not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

7. Lend any of its assets; provided, however, that investment in government obligations, short-term commercial paper, certificates of deposit and banker's acceptances and publicly traded bonds, debentures, or other debt securities shall not be deemed to be the making of a loan;

                         New Perspective Fund - Page 6

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities on margin;

10. Borrow amounts in excess of 5% of the value of its total assets; in any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

11.  Mortgage, pledge or hypothecate its assets to any extent.

For purposes of Investment Restriction #3, the fund will not invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry.

For purposes of Investment Restriction #8, although the fund may sell securities short, to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short, the fund does not anticipate doing so during the next twelve months.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. Purchase or retain the securities of any issuer, if those individual officers and directors of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

2. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

3.   Invest in puts, calls, straddles or spreads, or combinations thereof; or

4. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

5. Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended. The fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

6.   Invest knowingly more than 10% of its net assets in illiquid securities.

                         New Perspective Fund - Page 7

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                    YEAR FIRST                                      NUMBER OF BOARDS
                       POSITION      ELECTED                                         WITHIN THE FUND       OTHER DIRECTORSHIPS/3/
                       WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH              HELD
    NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison      Director       1991        Administrative Director,                 3            None
 Age: 56                                           ANZI, Ltd. (financial
                                                   publishing and consulting);
                                                   Publishing Consultant,
                                                   Harvard Medical School;
                                                   former Senior Vice President,
                                                   Planning and Development,
                                                   McGraw Hill, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang     Director       2000        Chief Executive Officer,                 1            None
 Age: 50                                           ResolveItNow.com
                                                   (insurance-related internet
                                                   company); former Senior Vice
                                                   President, Secured Capital
                                                   Corporation; former Partner,
                                                   KPMG Peat Marwick LLP
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox          Director       1979        Managing General Partner, Fox            7            Crompton Corporation
 Age: 65                                           Investments LP; Professor and
                                                   Executive in Residence,
                                                   University of California;
                                                   former President and Chief
                                                   Executive Officer, Foster
                                                   Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Alan Greenway          Director       1973        President, Greenway                      3            None
 Age: 75                                           Associates, Inc. (management
                                                   consulting services)
-----------------------------------------------------------------------------------------------------------------------------------
 Jae H. Hyun            Director       2002        Chairman, Tong Yang Group                1            Southeast Asia Cement
 Age: 53                                                                                    /            Holding, Inc.; Tong Yang
                                                                                                         Cement Corp.; Tong Yang
                                                                                                         Merchant Bank
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh            Director       1994        Managing Director, Itoh                  3            None
 Age: 62                                           Associates, Ltd.; former
                                                   President, Autosplice KK;
                                                   former President and Chief
                                                   Executive Officer, IMPAC
                                                   (management consulting
                                                   services); former Managing
                                                   Partner, VENCA Management
                                                   (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling       Director       1987        President, American Public               6            Irwin Financial
 Age: 60                                           Media Group                                           Corporation;
                                                                                                         St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald       Director       1978        The IBJ Professor of Finance,            8            Plum Creek Timber Co.;
 Age: 65                                           Graduate School of Business,             /            Scholastic Corporation;
                                                   Stanford University                                   iStar Financial, Inc.;
                                                                                                         Varian, Inc.; Capstone
                                                                                                         Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.             Director       1992        Chairman of the Board, Irwin             3            Cummins, Inc.; Tennant
 Miller/4/                                         Financial Corporation                                 Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton      Director       1996        Chairman/Chief Executive                 6            York Group, Inc.
 Age: 63                                           Officer, Cairnwood, Inc.
                                                   (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway     Director       2000        Chair, Baltic-American                   1            Boeing; Emerson Electric;
 Age: 67                                           Enterprises Fund; former                              Manpower, Inc.; Sara Lee
                                                   Co-Chair, Atlantic Council of                         Corporation; 3M
                                                   the United States                                     Corporation
-----------------------------------------------------------------------------------------------------------------------------------



                         New Perspective Fund - Page 8

                         New Perspective Fund - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND          NUMBER OF BOARDS
                                        ELECTED              POSITIONS HELD            WITHIN THE FUND
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES     COMPLEX/2/ ON WHICH    OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER        DIRECTOR                   HELD
   NAME AND AGE           FUND       OF THE FUND/1/           OF THE FUND             OR OFFICER SERVES     BY DIRECTOR OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5,6/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres      President           1991        Senior Vice President,                  4            None
 Age: 61              and Director                    Capital Research and
                                                      Management Company; Vice
                                                      President, Capital Strategy
                                                      Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Director            2000        Executive Vice President and           17            None
 Jr.                                                  Director, Capital Research
 Age: 53                                              and Management Company;
                                                      Director, American Funds
                                                      Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregg E. Ireland     Director and        1991        Senior Vice President,                  1            None
 Age: 52              Executive                       Capital Research and
                      Vice                            Management Company
                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Jon B.               Vice                1973        Chairman Emeritus, Capital              2            None
 Lovelace/7/          Chairman of                     Research and Management
 Age: 75              the Board                       Company
                      and Director
-----------------------------------------------------------------------------------------------------------------------------------
 Walter P. Stern      Chairman of         1973        Vice Chairman, Capital Group            1            None
 Age: 74              the Board                       International, Inc.*;
                                                      Chairman, Capital
                                                      International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                         New Perspective Fund - Page 10

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                                                                                     PAST 5 YEARS AND POSITIONS HELD
                                POSITION          YEAR FIRST ELECTED                    WITH AFFILIATED ENTITIES
                                WITH THE              AN OFFICER                      OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE                 FUND              OF THE FUND/1/                             OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 Darcy B. Kopcho         Senior Vice President           1996          Director, Capital Research and Management Company;
 Age: 49                                                               President and Director, Capital Research Company*;
                                                                       Director, Capital International, Inc.*; Director, The
                                                                       Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W.               Senior Vice President           2001          Chairman and Principal Executive Officer, Capital Research
 Lovelace/7/                                                           Company*; Director, American Funds Distributors, Inc.*;
 Age: 40                                                               Senior Vice President, Capital Research and Management
                                                                       Company; Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Catherine M. Ward       Senior Vice President           1991          Senior Vice President and Director, Capital Research and
 Age: 55                                                               Management Company; Director, American Funds Service
                                                                       Company*; Secretary and Director, Capital Group Research,
                                                                       Inc.*; Director, The Capital Group Companies, Inc.*

-----------------------------------------------------------------------------------------------------------------------------------
 Timothy P. Dunn             Vice President              2000          Senior Vice President, Capital Research Company*; Vice
 Age: 41                                                               President, Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jonathan O. Knowles         Vice President              1998          Executive Vice President and Director, Capital Research
 Age: 41                                                               Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti              Secretary                 1984          Vice President - Fund Business Management Group, Capital
 Age: 46                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould               Treasurer                 1993          Vice President - Fund Business Management Group, Capital
 Age: 48                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe          Assistant Treasurer            1998          Vice President - Fund Business Management Group, Capital
 Age: 35                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non--

                         New Perspective Fund - Page 11
  profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

5 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.
7 Robert W. Lovelace is the son of Jon B. Lovelace.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                         New Perspective Fund - Page 12

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Vanessa C.L. Chang            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Alan Greenway               $50,001 - $100,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Joe H. Hyun                    Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                    Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 William H. Kling               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 William I. Miller/2/          Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton            $10,001 - $50,000            Over $100,000
-------------------------------------------------------------------------------
 Rozanne L. Ridgway           $10,001 - $50,000          $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Gina H. Despres                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Gregg E. Ireland               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jon B. Lovelace               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Walter P. Stern                Over $100,000              Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $23,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.

                         New Perspective Fund - Page 13

No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The Investment Adviser also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Elisabeth Allison              $31,000                           $ 77,834
------------------------------------------------------------------------------------------
 Vanessa C.L. Chang              31,000                             31,000
------------------------------------------------------------------------------------------
 Robert A. Fox                   29,000/3/                         184,834/3/
------------------------------------------------------------------------------------------
 Alan Greenway                   32,000                             80,834
------------------------------------------------------------------------------------------
 Jae H. Hyun                     18,000                             18,000
------------------------------------------------------------------------------------------
 Koichi Itoh                     32,000/3/                          78,834/3/
------------------------------------------------------------------------------------------
 William H. Kling                30,000/3/                         126,584/3/
------------------------------------------------------------------------------------------
 John G. McDonald                30,000/3/                         266,334/3/
------------------------------------------------------------------------------------------
 William I. Miller               28,500/3/                          69,334/3/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton               32,000/3/                         162,834/3/
------------------------------------------------------------------------------------------
 Rozanne L. Ridgway              26,500/3/                          26,500/3/
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($294,590), Koichi Itoh ($135,517), William H. Kling ($173,442), John G.
  McDonald ($244,116), William I. Miller ($127,784), Kirk P. Pendleton ($129,665) and Rozanne L. Ridgway ($47,304). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on September 5, 1972. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board

                         New Perspective Fund - Page 14
except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote any proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Elisabeth Allison, Vanessa C.L. Chang, Jae H. Hyun and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.

                         New Perspective Fund - Page 15

The fund has a Contracts Committee comprised of Elisabeth Allison, Vanessa C.L. Chang, Robert A. Fox, Alan Greenway, Jae H. Hyun, Koichi Itoh, William H. Kling, John G. McDonald, Kirk P. Pendleton and Rozanne L. Ridgway, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William. I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement,principal underwriting agreement, administrative services agreement and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, John G. McDonald and Rozanne L. Ridgway, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Three Nominating Committee meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by

                         New Perspective Fund - Page 16

(i) the Board of Directors, or by the vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indices.


Members of the Committee discussed the quality of services provided to the fund and noted that while the fund's absolute results were negative during 2000 and 2001, its results versus its peers were very favorable over those periods as well as for longer periods of time. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


The Committee observed that the fund's expenses for the most recent fiscal year and earlier periods compared favorably to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund and the travel expenses of directors incurred in connection with attendance of meetings of the board. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and

                         New Perspective Fund - Page 17
forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% on the first $500 million of the fund's net assets, 0.50% on net assets between $500 million and $1 billion, 0.46% on net assets between $1 billion and $1.5 billion, 0.43% on net assets between $1.5 billion and $2.5 billion, 0.41% on net assets between $2.5 billion and $4 billion, 0.40% on net assets between $4 billion and $6.5 billion, 0.395% on net assets between $6.5 billion and $10.5 billion, 0.39% on net assets between $10.5 billion and $17 billion, 0.385% on assets between $17 billion and $21 billion, 0.38% on net assets between $21 billion and $27 billion, 0.375% on net assets between $27 billion and $34 billion, 0.37% on assets between $34 billion and $44 billion, and 0.365% on net assets in excess of $44 billion.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $108,591,000, $121,463,000 and $130,767,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.

                         New Perspective Fund - Page 18

As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2002, administrative services fees paid by the fund were:


                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------
               CLASS C                                $427,000
------------------------------------------------------------------------------
               CLASS F                                 310,000
------------------------------------------------------------------------------
             CLASS 529-A                                36,000
------------------------------------------------------------------------------
             CLASS 529-B                                10,000
------------------------------------------------------------------------------
             CLASS 529-C                                11,000
------------------------------------------------------------------------------
             CLASS 529-E                                 1,000
------------------------------------------------------------------------------
             CLASS 529-F                                     0
------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's Class A shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.

                         New Perspective Fund - Page 19

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION

                                                               OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2002            $10,273,000         $48,745,000
                                                  2001             10,317,000          49,485,000
                                                  2000             17,367,000          73,716,000
                 CLASS B                          2002              2,572,000          12,693,000
                                                  2001              2,607,000          12,682,000
                                                  2000              2,408,000          10,948,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2002                329,000           1,557,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2002                 78,000             592,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.

                         New Perspective Fund - Page 20

For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of September 30, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class 529-A shares totaled $4,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $64,801,000                 $3,988,000
------------------------------------------------------------------------------
        CLASS B                   6,016,000                    504,000
------------------------------------------------------------------------------
        CLASS C                   2,211,000                    240,000
------------------------------------------------------------------------------
        CLASS F                     395,000                     41,000
------------------------------------------------------------------------------
      CLASS 529-A                    54,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-B                    46,000                     10,000
------------------------------------------------------------------------------
      CLASS 529-C                    57,000                     12,000
------------------------------------------------------------------------------
      CLASS 529-E                     4,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-F                         0                          0
------------------------------------------------------------------------------



                         New Perspective Fund - Page 21

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company

                         New Perspective Fund - Page 22
for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or

                         New Perspective Fund - Page 23
     gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

                         New Perspective Fund - Page 24

     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

                         New Perspective Fund - Page 255

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                         New Perspective Fund - Page 26

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                         New Perspective Fund - Page 27

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                         New Perspective Fund - Page 28

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                         New Perspective Fund - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working

                         New Perspective Fund - Page 30
hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

                         New Perspective Fund - Page 31

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at

                         New Perspective Fund - Page 32
net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference

                         New Perspective Fund - Page 33
     between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

                         New Perspective Fund - Page 34

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When deter-

                         New Perspective Fund - Page 35
     mining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that elim-

                         New Perspective Fund - Page 36
inates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the relevant fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined

                         New Perspective Fund - Page 37
as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of the fund's portfolio in securities of issuers located outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events

                         New Perspective Fund - Page 38
of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     --Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                         New Perspective Fund - Page 39

     -- You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     --Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --    Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     --You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the

                         New Perspective Fund - Page 40
money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

                         New Perspective Fund - Page 41

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

                         New Perspective Fund - Page 42

Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the

                         New Perspective Fund - Page 43
assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, ABN AMRO Holding NV, CitiGroup Inc., as a parent, Credit Suisse Group and J.P. Morgan Chase & Co. were among the top 10 dealers that acted as principals in portfolio transactions. The fund held equity securities of ABN AMRO Holding NV in the amount of $10,944,000, CitiGroup Inc. in the amount of $54,556,000, Credit Suisse Group in the amount of $58,431,000 and J.P. Morgan Chase & Co. in the amount of $97,988,000.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $28,896,000, $30,309,000 and $36,012,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.

                         New Perspective Fund - Page 44

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $33,219,000 for Class A shares and $897,000 for Class B shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined under the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies, but does do an immaterial amount of estate planning and similar work for a limited number of Investment Adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

                         New Perspective Fund - Page 45

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

 MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.50
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $17.51


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.18% based on a 30-day (or one month) period ended September 30, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2002 were -20.21%, 0.87% and 9.03%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2002 were -15.36%, 2.07% and 9.68%, respectively.



The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total

                         New Perspective Fund - Page 46
returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                         New Perspective Fund - Page 47

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                         New Perspective Fund - Page 48

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                         New Perspective Fund - Page 49

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                         New Perspective Fund - Page 50

New Perspective Fund, Inc.
Investment portfolio, September 30, 2002



                                                          Percent
                                                           of net
Ten Largest Equity Holdings                                assets
-------------------------------------------------------  -----------

AOL Time Warner                                            2.98%
Philip Morris                                              2.85%
AstraZeneca                                                2.62%
Viacom                                                     1.97%
Nestle                                                     1.73%
Tyco International                                         1.49%
Coca-Cola                                                  1.39%
International Paper                                        1.29%
Newmont Mining                                             1.29%
Vodafone                                                   1.27%




New Perspective Fund
Investment portfolio, September 30, 2002


                                                                                                                            Market
                                                                                                                             value
Equity securities (common and preferred stocks)                                                              Shares           (000)
-----------------------------------------------------------------------------------------------------------------------------------

MEDIA  -  8.40%
AOL Time Warner Inc. (USA) (1)                                                                           55,370,000  $     647,829
Viacom Inc., Class B, nonvoting (USA) (1)                                                                 9,340,000        378,737
Viacom Inc., Class A  (1)                                                                                 1,220,000         49,471
Clear Channel Communications, Inc. (USA) (1)                                                              5,288,400        183,772
News Corp. Ltd. (ADR) (Australia)                                                                         5,401,600        103,981
News Corp. Ltd., preferred (ADR)                                                                          1,849,600         30,703
News Corp. Ltd., preferred                                                                                6,824,583         27,879
News Corp. Ltd.                                                                                           3,971,966         18,941
Vivendi Universal (France)                                                                                8,020,000         89,907
Vivendi Universal (ADR)                                                                                     452,000          5,148
Interpublic Group of Companies, Inc. (USA)                                                                5,300,000         84,005
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                                2,266,400         57,771
Independent News & Media PLC (Ireland)                                                                   26,453,850         35,273
TMP Worldwide Inc. (USA) (1)                                                                              3,800,000         34,200
Dow Jones & Co., Inc. (USA)                                                                                 800,000         30,728
Lagardere Groupe SCA (France)                                                                               700,000         26,826
WPP Group PLC (United Kingdom)                                                                            2,565,538         17,169


PHARMACEUTICALS  -  7.85%
AstraZeneca PLC (Sweden)                                                                                 17,512,694        521,076
AstraZeneca PLC (United Kingdom)                                                                            975,000         29,496
AstraZeneca PLC (ADR)                                                                                       555,000         16,966
Pfizer Inc (USA)                                                                                          9,320,000        270,466
Shionogi & Co., Ltd. (Japan)                                                                             13,448,000        145,211
Merck & Co., Inc. (USA)                                                                                   1,720,000         78,621
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                        1,100,000         73,700
Bristol-Myers Squibb Co. (USA)                                                                            2,600,000         61,880
Johnson & Johnson (USA)                                                                                   1,100,000         59,488
Pharmacia Corp. (USA)                                                                                     1,500,000         58,320
Aventis SA (France)                                                                                       1,070,000         56,012
H. Lundbeck A/S (Denmark)                                                                                 2,634,175         54,655
Chugai Pharmaceutical Co., Ltd. (Japan)                                                                   6,453,100         54,620
Sanofi-Synthelabo (France)                                                                                  940,000         52,967
Forest Laboratories, Inc. (USA) (1)                                                                         620,000         50,846
Novartis AG (Switzerland)                                                                                 1,000,000         39,494
Schering-Plough Corp. (USA)                                                                               1,500,000         31,980
Genentech, Inc. (USA) (1)                                                                                   898,800         29,328
Elan Corp., PLC (ADR) (Ireland) (1)                                                                       9,042,200         17,451


METALS & MINING  -  5.70%
Newmont Mining Corp. (USA)                                                                               10,150,000        279,226
Barrick Gold Corp. (Canada)                                                                              14,750,000        229,362
Anglo American PLC (United Kingdom)                                                                      10,500,000        133,208
Anglo American PLC (ADR)                                                                                  2,500,000         31,500
Placer Dome Inc. (Canada)                                                                                11,250,000        102,713
Alcoa Inc. (USA)                                                                                          5,200,000        100,360
POSCO (formerly Pohang Iron & Steel Co., Ltd.) (South Korea)                                              1,004,690         87,870
Gold Fields Ltd. (South Africa)                                                                           5,191,105         67,085
WMC Ltd. (Australia)                                                                                     12,449,200         47,884
Cia. Vale do Rio Doce (ADR) (Brazil)                                                                      1,940,000         44,135
Cia. Vale do Rio Doce, preferred nominative, Class B (1) (2)                                                 38,400              0
BHP Billiton Ltd. (Australia)                                                                             8,000,000         39,277
Anglogold Ltd. (South Africa)                                                                               695,000         37,626
BHP Billiton PLC (United Kingdom)                                                                         7,846,075         36,318


OIL & GAS  -  5.57%
ChevronTexaco Corp. (USA)                                                                                 3,670,400        254,175
ENI SpA (Italy)                                                                                          16,650,000        227,750
Norsk Hydro AS (Norway)                                                                                   3,824,000        143,981
TOTAL FINA ELF SA, Class B (France)                                                                         515,688         67,845
TOTAL FINA ELF SA, Class B (ADR)                                                                            850,000         55,973
"Shell" Transport and Trading Co., PLC (United Kingdom)                                                  11,000,000         65,416
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                             1,255,000         50,413
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                    5,956,900         63,918
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                            5,127,000         48,963
Imperial Oil Ltd. (Canada)                                                                                3,008,468         87,246
Unocal Corp. (USA)                                                                                        1,500,000         47,085
LUKoil Holding (ADR) (Russia)                                                                               630,000         38,241
EnCana Corp. (formerly PanCanadian Energy Corp.) (Canada)                                                 1,000,000         30,100
ConocoPhillips (formerly Phillips Petroleum Co.) (USA)                                                      600,000         27,744


FOOD PRODUCTS  -  5.34%
Nestle SA (Switzerland)                                                                                   1,720,000        375,510
Unilever NV (Netherlands)                                                                                 2,640,000        156,191
Unilever NV (New York registered)                                                                           680,000         40,426
Groupe Danone (France)                                                                                    1,570,000        189,184
Unilever PLC (United Kingdom)                                                                            20,673,745        187,174
Archer Daniels Midland Co. (USA)                                                                          8,020,687        100,339
Kraft Foods Inc., Class A (USA)                                                                           2,000,000         72,920
Sara Lee Corp. (USA)                                                                                      2,065,300         37,774


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.69%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                                212,035,000        250,277
Samsung Electronics Co., Ltd. (South Korea)                                                                 679,000        166,446
Applied Materials, Inc. (USA) (1)                                                                         8,600,000         99,330
Texas Instruments Inc. (USA)                                                                              6,100,000         90,097
Xilinx, Inc. (USA) (1)                                                                                    4,430,800         70,175
Linear Technology Corp. (USA)                                                                             3,150,000         65,268
Altera Corp. (USA) (1)                                                                                    5,570,900         48,300
Rohm Co., Ltd. (Japan)                                                                                      400,000         46,972
Agere Systems Inc., Class B (USA)  (1)                                                                   25,500,000         25,245
Agere Systems Inc., Class A  (1)                                                                         16,875,000         18,563
ASML Holding NV (New York registered) (Netherlands) (1)                                                   3,575,000         22,129
ASML Holding NV  (1)                                                                                      2,700,000         16,587
Tokyo Electron Ltd. (Japan)                                                                                 874,100         33,473
Micron Technology, Inc. (USA)  (1)                                                                        2,000,000         24,740
KLA-Tencor Corp. (USA)  (1)                                                                                 600,000         16,764
AIXTRON AG (Germany)                                                                                      3,236,000         15,182
Advanced Micro Devices, Inc. (USA) (1)                                                                    1,400,000          7,476


BANKS  -  4.63%
Royal Bank of Canada (Canada)                                                                             7,947,000        264,315
Bank of Nova Scotia (Canada)                                                                              6,969,000        197,041
Bank of America Corp. (USA)                                                                               2,000,000        127,600
Westpac Banking Corp. (Australia)                                                                        14,962,066        112,419
Sumitomo Mitsui Banking Corp. (Japan)                                                                    18,406,000        103,457
Societe Generale (France)                                                                                 1,996,400         84,119
Credit Suisse Group (Switzerland) (1)                                                                     2,982,000         58,431
HSBC Holdings PLC (United Kingdom)                                                                        2,512,342         25,387
Toronto-Dominion Bank (Canada)                                                                            1,223,700         21,447
ABN AMRO Holding NV (Netherlands)                                                                         1,000,000         10,944


INSURANCE  -  4.47%
American International Group, Inc. (USA)                                                                  4,897,569        267,897
Allianz AG (Germany)                                                                                      1,939,700        166,870
AEGON NV (Netherlands)                                                                                   15,624,685        146,609
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                                     1,351,000        137,708
Manulife Financial Corp. (Canada)                                                                         3,900,000         82,406
Berkshire Hathaway Inc., Class A (USA) (1)                                                                      860         63,554
QBE Insurance Group Ltd. (Australia)                                                                     14,080,170         54,692
Sompo Japan Insurance Inc. (formerly Yasuda Fire and Marine Insurance Co., Ltd.) (Japan)                  4,297,000         25,353
Fairfax Financial Holdings Ltd. (Canada)                                                                    255,000         19,071
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                                 3,897,496          5,886


BEVERAGES  -  3.59%
Coca-Cola Co. (USA)                                                                                       6,300,000        302,148
Coca-Cola Enterprises Inc. (USA)                                                                          6,750,000        143,370
Heineken NV (Netherlands)                                                                                 2,290,000         89,817
PepsiCo, Inc. (USA)                                                                                       1,942,300         71,768
Orkla AS (Norway)                                                                                         4,350,000         69,565
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                                 4,900,000         52,528
Anheuser-Busch Companies, Inc. (USA)                                                                        980,000         49,588


PAPER & FOREST PRODUCTS  -  3.10%
International Paper Co. (USA)                                                                             8,400,000        280,476
Stora Enso Oyj, Class R  (Finland)                                                                       10,000,000         96,795
UPM-Kymmene Corp. (Finland)                                                                               2,942,400         80,793
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                                        6,100,000         79,849
Weyerhaeuser Co. (USA)                                                                                    1,300,000         56,901
Abitibi-Consolidated Inc. (Canada)                                                                        5,261,755         35,399
Rayonier Inc. (USA)                                                                                         700,000         29,337
Louisiana-Pacific Corp.  (USA) (1)                                                                        2,139,900         13,845


TOBACCO  -  2.98%
Philip Morris Companies Inc. (USA)                                                                       15,950,000        618,860
Gallaher Group PLC (United Kingdom)                                                                       2,905,100         27,647


INDUSTRIAL CONGLOMERATES  -  2.80%
Tyco International Ltd. (USA)                                                                            23,000,000        324,300
General Electric Co. (USA)                                                                                6,269,400        154,541
Siemens AG (Germany)                                                                                      3,853,000        129,200


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.51%
AT&T Corp. (USA)                                                                                         17,600,000        211,376
Deutsche Telekom AG (Germany)                                                                            14,184,223        119,783
Swisscom AG (Switzerland)                                                                                   370,000        102,729
SBC Communications Inc. (USA)                                                                             3,750,000         75,375
Nippon Telegraph and Telephone Corp. (Japan)                                                                  5,500         18,305
Telecom Italia SpA, nonvoting savings shares (Italy)                                                      3,492,100         17,342
NTL Inc. (USA) (1)                                                                                        4,500,000             59
NTL Inc., rights, expire 2002  (1) (2)                                                                       67,050              1


HOTELS, RESTAURANTS & LEISURE  -  2.48%
Starbucks Corp. (USA)  (1)                                                                               10,800,000        222,804
Carnival Corp. (USA)                                                                                      6,663,900        167,264
McDonald's Corp. (USA)                                                                                    6,230,000        110,022
MGM Mirage, Inc. (USA)  (1)                                                                               1,000,000         37,300


WIRELESS TELECOMMUNICATION SERVICES  -  2.38%
Vodafone Group PLC (United Kingdom)                                                                     216,241,490        276,533
KDDI Corp. (Japan)                                                                                           31,000         96,803
NTT DoCoMo, Inc. (Japan)                                                                                     44,715         76,430
America Movil SA de CV, Series L (ADR) (Mexico)                                                           4,787,160         57,829
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009 (USA)  (1)  (3)                    12,113          8,479


AUTOMOBILES  -  2.25%
Honda Motor Co., Ltd. (Japan)                                                                             4,140,000        167,723
Renault SA (France)                                                                                       3,500,000        150,688
Suzuki Motor Corp. (Japan)                                                                                9,052,000        102,132
General Motors Corp. (USA)                                                                                  900,000         35,010
DaimlerChrysler AG (Germany)                                                                              1,000,000         33,483


CHEMICALS  -  2.11%
Dow Chemical Co. (USA)                                                                                    4,995,400        136,424
Nitto Denko Corp. (Japan)                                                                                 4,770,000        121,122
Methanex Corp. (Canada) (4)                                                                               7,250,000         62,274
L'Air Liquide (France)                                                                                      400,000         49,385
Rohm and Haas Co. (USA)                                                                                   1,500,000         46,500
Valspar Corp. (USA)                                                                                       1,112,200         41,485


DIVERSIFIED FINANCIALS  -  1.62%
ING Groep NV (Netherlands)                                                                               13,746,170        190,215
ING Groep NV, Class B, warrants, expire 2008 (1)                                                          1,265,000          8,309
J.P. Morgan Chase & Co. (USA)                                                                             5,160,000         97,988
Citigroup Inc. (USA)                                                                                      1,840,000         54,556


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.48%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                            30,619,440        102,446
Murata Manufacturing Co., Ltd. (Japan)                                                                    1,275,000         64,960
Hoya Corp. (Japan)                                                                                          800,000         49,634
Hitachi, Ltd. (Japan)                                                                                     7,500,000         37,596
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                           921,560         33,299
Agilent Technologies, Inc. (USA) (1)                                                                      1,500,000         19,590
EPCOS AG (Germany) (1)                                                                                    2,038,269         14,475


COMPUTERS & PERIPHERALS  -  1.44%
Dell Computer Corp. (USA) (1)                                                                             5,927,200        139,348
International Business Machines Corp. (USA)                                                               1,720,000        100,431
Hewlett-Packard Co. (merged with Compaq Computer Corp.) (USA)                                             2,695,925         31,461
Sun Microsystems, Inc. (USA) (1)                                                                         10,000,000         25,900
NEC Corp. (Japan)                                                                                         3,000,000         14,471


COMMUNICATIONS EQUIPMENT  -  1.35%
Nokia Corp. (ADR) (Finland)                                                                               6,750,000         89,438
Nokia Corp., Class A                                                                                      6,070,000         80,637
Cisco Systems, Inc. (USA) (1)                                                                             8,725,000         91,438
Motorola, Inc. (USA)                                                                                      3,000,000         30,540


SOFTWARE  -  1.23%
Microsoft Corp. (USA) (1)                                                                                 3,250,000        142,155
Oracle Corp. (USA) (1)                                                                                    8,491,700         66,745
Cadence Design Systems, Inc. (USA)  (1)                                                                   5,673,600         57,701


FOOD & DRUG RETAILING  -  1.09%
Koninklijke Ahold NV (Netherlands)                                                                       19,985,200        236,675


ELECTRIC UTILITIES  -  1.04%
Scottish Power PLC (United Kingdom)                                                                      22,757,902        123,108
National Grid Group PLC (United Kingdom)                                                                 14,535,100        102,974


ENERGY EQUIPMENT & SERVICES  -  1.00%
Baker Hughes Inc. (USA)                                                                                   5,520,000        160,246
Schlumberger Ltd. (USA)                                                                                   1,460,000         56,152


HOUSEHOLD DURABLES  -  0.90%
Sony Corp. (Japan)                                                                                        1,864,800         78,307
Nintendo Co., Ltd. (Japan)                                                                                  533,200         62,131
Koninklijke Philips Electronics NV (Netherlands)                                                          3,740,000         54,302


PERSONAL PRODUCTS  -  0.89%
Shiseido Co., Ltd. (Japan)                                                                                7,123,000         85,050
Avon Products, Inc. (USA)                                                                                 1,650,000         76,065
Gillette Co. (USA)                                                                                        1,100,000         32,560


OFFICE ELECTRONICS  -  0.81%
Xerox Corp. (USA) (1)                                                                                    20,000,000         99,000
Canon, Inc. (Japan)                                                                                       2,330,000         76,205



Other  -  4.97%
Kingfisher PLC (United Kingdom)                                                                          27,305,338         88,260
Kimberly-Clark Corp. (USA)                                                                                1,550,000         87,792
Smurfit-Stone Container Corp. (USA)  (1)                                                                  6,455,700         81,148
Wal-Mart Stores, Inc. (USA)                                                                               1,350,000         66,474
eBay Inc. (USA) (1)                                                                                       1,138,900         60,145
Deere & Co. (USA)                                                                                         1,300,000         59,085
Asahi Glass Co., Ltd. (Japan)                                                                             9,592,000         58,960
Cendant Corp. (USA) (1)                                                                                   5,200,000         55,952
Medtronic, Inc. (USA)                                                                                     1,260,000         53,071
Luxottica Group SpA (ADR) (Italy)                                                                         3,741,000         48,184
Lockheed Martin Corp. (USA)                                                                                 700,000         45,269
United Parcel Service, Inc., Class B (USA)                                                                  694,700         43,440
Parker Hannifin Corp. (USA)                                                                               1,000,000         38,210
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                          10,995,004         26,605
Wal-Mart de Mexico, SA de CV, Series C                                                                    3,819,325          7,941
Quintiles Transnational Corp. (USA) (1)                                                                   3,314,000         31,516
Yahoo! Inc. (USA) (1)                                                                                     3,168,100         30,319
VeriSign, Inc. (USA) (1)                                                                                  5,450,000         27,523
Bouygues SA (France)                                                                                      1,000,000         25,680
Rockwell Automation (USA)                                                                                 1,400,000         22,778
Securitas AB, Class B (Sweden)                                                                            1,700,000         21,076
Chubb PLC (United Kingdom)                                                                                8,803,123         15,056
Holcim Ltd. (Switzerland)                                                                                    95,000         15,024
Nippon Sheet Glass Co., Ltd. (Japan)                                                                      5,882,000         14,887
Bombardier Inc., Class B (Canada)                                                                         5,400,000         14,859
Pitney Bowes Inc. (USA)                                                                                     439,400         13,397
Mirant Corp. (USA) (1)                                                                                    6,000,000         13,260
Ushio Inc. (Japan)                                                                                        1,092,000         11,576
TI Automotive Ltd., Class A (United Kingdom) (1) (2)                                                      4,578,091              0


Miscellaneous  -  3.20%
Other equity securities in initial period of acquisition                                                                   694,869


                                                                                                                    ---------------
Total equity securities (cost: $22,800,611,000)                                                                         19,931,930
                                                                                                                    ---------------



                                                                                                          Principal         Market
                                                                                                             amount          value
Fixed-income securities                                                                                        (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------------

MEDIA  -  0.06%
Charter Communications Holdings, LLC 0%/13.50% 2011 (5)                                                     $36,950        $13,117

                                                                                                                    ---------------
Total fixed-income securities (cost: $24,039,000)                                                                           13,117
                                                                                                                    ---------------



                                                                                                          Principal         Market
                                                                                                             amount          value
Short-term securities                                                                                                         (000)
----------------------------------------------------------------------------------------------------                ---------------

Corporate short-term notes  -  3.54%
HBOS Treasury Services PLC 1.74%-1.78% due 10/10-11/22/2002                                                $100,200       $100,077
Asset Securitization Cooperative Corp. 1.76% due 10/18-11/7/2002 (6)                                         75,000         74,898
Mont Blanc Capital Corp. 1.74%-1.80% due 10/2-10/3/2002  (6)                                                 66,590         66,582
American Honda Finance Corp. 1.75%-1.76% due 10/3-10/8/2002                                                  60,600         60,582
KfW International Finance Inc. 1.75% due 10/15-10/31/2002                                                    50,000         49,944
Societe Generale N.A. Inc. 1.69%-1.75% due 10/9-11/8/2002                                                    50,000         49,920
Danske Corp. 1.75% due 11/4/2002                                                                             50,000         49,915
Dexia Delaware LLC 1.71% due 11/5-11/6/2002                                                                  50,000         49,913
CBA (Delaware) Finance Inc. 1.74%-1.76% due 10/10-12/12/2002                                                 50,000         49,899
Spintab AB (Swedmortgage) 1.76%-1.82% due 10/7-12/12/2002                                                    50,000         49,884
Aventis SA 1.73%-1.74% due 11/18-11/25/2002 (6)                                                              50,000         49,873
Bank of Nova Scotia 1.76% due 10/8/2002                                                                      41,300         41,284
AEGON Funding Corp. 1.78% due 10/10/2002 (6)                                                                 25,000         24,988
Abbey National LLC 1.73% due 11/7/2002                                                                       25,000         24,954
Lloyds Bank PLC 1.76% due 11/15/2002 (6)                                                                     25,000         24,944


Federal agency discount notes  -  3.41%
Fannie Mae 1.69%-1.90% due 10/2/2002-1/15/2003                                                              308,956        308,093
Freddie Mac 1.66%-1.88% due 10/17/2002-1/30/2003                                                            210,200        209,471
Federal Home Loan Banks 1.65%-1.90% due 10/2/2002-1/8/2003                                                  197,735        197,346
Sallie Mae 1.69% due 12/19/2002                                                                              25,000         24,999


Certificates of deposit  -  0.71%
Barclays U.S. Funding Corp. 1.79% due 10/7/2002                                                              80,000         80,000
Svenska Handelsbanken 1.78% due 10/15/2002                                                                   25,000         25,000
Abbey National North America 1.76% due 10/16/2002                                                            25,000         25,000
Royal Bank of Canada 1.765% due 10/17/2002                                                                   25,000         25,000

                                                                                                                    ---------------
Total short-term securities (cost: $1,662,483,000)                                                                       1,662,566
                                                                                                                    ---------------

Total investment securities (cost: $24,487,133,000)                                                                     21,607,613

New Taiwanese Dollar (cost: $9,513,000)                                                                  NT$299,063          8,589


Excess of cash and receivables over payables                                                                                79,522
                                                                                                                    ---------------

Net assets                                                                                                             $21,695,724
                                                                                                                    ===============

(1) Non-income-producing security.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) The fund owns 5.79% of the outstanding voting securities of Methanex Corp., and thus is considered an affiliate of this company under
     the Investment Company Act of 1940.
(5) Step bond; coupon rate will increase at a later date.
(6) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Report of Independent Accountants.
See Notes to Financial Statements



Equity securities appearing in the portfolio since March 31, 2002

Anglogold
Murata Manufacturing
NEC
Nippon Telegraph and Telephone



Equity securities eliminated from the portfolio since March 31, 2002

AES
Amdocs
AMR
Assicurazioni Generali
Crown Castle International
DBS
Ford Motor
Granada
Halliburton
Honeywell International
Investor AB
Japan Airlines
Mitsubishi Heavy Industries
Nissan Motor
Rentokil Initial
Rockwell Collins
Smiths
Smurfit
Talisman Energy
Telefonos de Mexico
TPG NV
United Technologies
Zurich Financial Services


New Perspective Fund
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at September 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $24,418,359)                                                 $21,545,339
  Affiliated issuers (cost: $68,774)                                                            62,274                 $21,607,613
 Cash denominated in non-U.S. currencies
  (cost: $9,513)                                                                                                             8,589
 Cash                                                                                                                        3,515
 Receivables for:
  Sales of investments                                                                         139,361
  Sales of fund's shares                                                                        33,846
  Dividends and interest                                                                        44,826                     218,033
 Other assets                                                                                                                  117
                                                                                                                        21,837,867
Liabilities:
 Payables for:
  Purchases of investments                                                                      68,967
  Repurchases of fund's shares                                                                  55,625
  Investment advisory services                                                                   7,666
  Services provided by affiliates                                                                8,158
  Deferred Directors' and Advisory Board compensation                                            1,323
  Other fees and expenses                                                                          404                     142,143
Net assets at September 30, 2002                                                                                       $21,695,724

Net assets consist of:
 Capital paid in on shares of capital stock                                                                            $24,934,666
 Undistributed net investment income                                                                                       186,752
 Accumulated net realized loss                                                                                            (545,995)
 Net unrealized depreciation                                                                                            (2,879,699)
Net assets at September 30, 2002                                                                                       $21,695,724

Total authorized capital stock - 2,000,000 shares, $0.001 par value
                                                                       Net assets    Shares outstanding   Net asset value per share
                                                                                                                                 (1)
Class A                                                               $20,497,145             1,242,141                      $16.50
Class B                                                                   578,700                35,544                       16.28
Class C                                                                   277,232                17,037                       16.27
Class F                                                                   189,487                11,490                       16.49
Class 529-A                                                                54,629                 3,313                       16.49
Class 529-B                                                                11,834                   721                       16.41
Class 529-C                                                                14,747                   899                       16.41
Class 529-E                                                                 2,276                   138                       16.47
Class 529-F                                                                     1                    -*                       16.50
Class R-1                                                                     225                    14                       16.45
Class R-2                                                                   3,552                   216                       16.45
Class R-3                                                                   5,533                   335                       16.49
Class R-4                                                                     753                    46                       16.50
Class R-5                                                                  59,610                 3,608                       16.52
* Amount less than one thousand.
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $17.51 and $17.50, respectively.



See Notes to Financial Statements
(dollars in thousands)
Statement of operations
for the year ended September 30, 2002
Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $34,541; also includes
            $308 from affiliates)                                                             $389,487
  Interest (net of non-U.S. withholding
            tax of $54)                                                                         65,059                    $454,546

 Fees and expenses:
  Investment advisory services                                                                 108,591
  Distribution services                                                                         73,589
  Transfer agent services                                                                       34,116
  Administrative services                                                                          860
  Reports to shareholders                                                                        1,171
  Registration statement and prospectus                                                          1,781
  Postage, stationery and supplies                                                               4,032
  Directors' and Advisory Board compensation                                                       103
  Auditing and legal                                                                               120
  Custodian                                                                                      5,539
  State and local taxes                                                                            475
  Other                                                                                             98
  Total expenses before reimbursement                                                          230,475
   Reimbursement of expenses                                                                         4                     230,471
 Net investment income                                                                                                     224,075

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                 (545,607)
  Non-U.S. currency transactions                                                                (2,494)                   (548,101)
 Net unrealized (depreciation) appreciation on:
  Investments                                                                               (3,741,636)
  Non-U.S. currency translations                                                                 4,060                  (3,737,576)
   Net realized loss and
    unrealized depreciation
    on investments and non-U.S. currency                                                                                (4,285,677)
Net decrease in net assets resulting
 from operations                                                                                                       $(4,061,602)



See Notes to Financial Statements





Statement of changes in net assets
(dollars in  thousands)

Year ended September 30
                                                                                                   2002                        2001
Operations:
 Net investment income                                                                         $224,075                    $427,239
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                               (548,101)                     33,144
 Net unrealized depreciation
  on investments and non-U.S. currency translations                                          (3,737,576)                 (7,599,816)
  Net decrease in net assets
   resulting from operations                                                                 (4,061,602)                 (7,139,433)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                         (347,738)                   (357,423)
  Distributions from net realized gain
   on investments                                                                                     -                  (3,611,586)
    Total dividends and distributions paid
     to shareholders                                                                           (347,738)                 (3,969,009)

Capital share transactions                                                                      418,923                   3,122,963

Total decrease in net assets                                                                 (3,990,417)                 (7,985,479)

Net assets:
 Beginning of year                                                                           25,686,141                  33,671,620
 End of year (including undistributed
  net investment income: $186,752 and $320,221,
  respectively)                                                                             $21,695,724                 $25,686,141


See Notes to Financial Statements

Notes to financial statements


1.       Organization and significant accounting policies

Organization - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                             charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation -Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of September 30, 2002, the cost of investment securities and cash denominated in non-U.S. currencies, excluding forward currency contracts, for federal income tax purposes was $24,496,435,000.

During the year ended September 30, 2002, the fund reclassified $7,000,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                                    (dollars in
                                                                                                    thousands)
Undistributed net investment income and currency gains                                                      $190,466
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                 (2,391)
2001 through September 30, 2002
Short-term and long-term capital loss deferrals                                                            (545,295)
Gross unrealized appreciation on investment securities                                                     2,731,649
Gross unrealized depreciation on investment securities                                                   (5,611,882)


Short-term and long-term capital loss deferrals above include a capital loss carryforward of $276,746,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included are capital losses of $268,549,000 that were realized during the period November 1, 2001 through September 30, 2002.

The tax character of distributions paid was as follows (dollars in thousands):





Year ended September 30, 2002

                             Distributions from ordinary income
                                                 Net investment                                                                Total
                                                     income and                             Distributions from long-   distributions
Share class                                      currency gains  Short-term capital gains         term capital gains            paid

Class A                                               $ 341,761                         -                          -       $ 341,761
Class B                                                   3,907                         -                          -           3,907
Class C                                                     829                         -                          -             829
Class F                                                   1,241                         -                          -           1,241
Total                                                 $ 347,738                         -                          -       $ 347,738

Year ended September 30, 2001

                             Distributions from ordinary income
                                                 Net investment                                                                Total
                                                     income and                             Distributions from long-   distributions
Share class                                      currency gains  Short-term capital gains         term capital gains            paid
Class A                                               $ 353,625                         -                $ 3,575,929     $ 3,929,554
Class B                                                   3,535                         -                     35,657          39,192
Class C(1)                                                  161                         -                          -             161
Class F(1)                                                  102                         -                          -             102
Total                                                 $ 357,423                         -                $ 3,611,586     $ 3,969,009

(1) Class C and Class F shares were offered beginning March 15, 2001.



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. For the year ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.398% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2002 unreimbursed expenses which remain subject to reimbursement totaled $4,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2002, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A          $64,801          $33,219        Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B           6,016             897          Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C            2,211                              $427





                                      Included
                                         in
                                   administrative
                                      services
----------------------------------                 --------------------
----------------------------------                 --------------------
    Class F             395                                310
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-A           54                                 58
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-B           46                                 15
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-C           57                                  17
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-E            4                                  2
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-F           -*                                  -
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-1            -*                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-2            3                                   4
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-3             2                                  2
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-4            -*                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-5      Not applicable
                                                   23
-----------------------------------------------------------------------
* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):




Year ended September 30, 2002
                                                                  Reinvestments of dividends
Share class                           Sales(1)                             and distributions
                                       Amount        Shares                           Amount              Shares

Class A                           $ 4,493,172       218,712                        $ 321,388              14,962
Class B                               333,236        16,208                            3,775                 177
Class C                               303,539        14,856                              795                  37
Class F                               249,335        12,111                            1,119                  52
Class 529-A(2)                         68,860         3,350                                -                   -
Class 529-B(2)                         14,845           726                                -                   -
Class 529-C(2)                         18,542           907                                -                   -
Class 529-E(2)                          2,793           139                                -                   -
Class 529-F(2)                              1            -*                                -                   -
Class R-1(3)                              277            15                                -                   -
Class R-2(3)                            4,587           254                                -                   -
Class R-3(3)                            6,769           382                                -                   -
Class R-4(3)                              896            49                                -                   -
Class R-5(3)                           78,859         3,755                                -                   -
Total net increase
   (decrease) in fund             $ 5,575,711       271,464                        $ 327,077              15,228


                                   Repurchases(1)                                  Net (decrease) increase
                                          Amount            Shares                        Amount             Shares

Class A                            $ (5,290,086)         (262,475)                   $ (475,526)           (28,801)
Class B                                 (71,165)           (3,630)                      265,846             12,755
Class C                                 (43,764)           (2,319)                      260,570             12,574
Class F                                 (73,381)           (3,722)                      177,073              8,441
Class 529-A(2)                             (734)              (37)                       68,126              3,313
Class 529-B(2)                             (102)               (5)                       14,743                721
Class 529-C(2)                             (139)               (8)                       18,403                899
Class 529-E(2)                              (11)               (1)                        2,782                138
Class 529-F(2)                                -                 -                             1                 -*
Class R-1(3)                                (25)               (1)                          252                 14
Class R-2(3)                               (678)              (38)                        3,909                216
Class R-3(3)                               (831)              (47)                        5,938                335
Class R-4(3)                                (56)               (3)                          840                 46
Class R-5(3)                             (2,893)             (147)                       75,966              3,608
Total net increase
   (decrease) in fund              $ (5,483,865)         (272,433)                    $ 418,923             14,259


Year ended September 30, 2001
                                                                  Reinvestments of dividends
Share class                           Sales(1)                             and distributions
                                       Amount        Shares                           Amount              Shares
Class A                           $ 3,780,998       157,588                      $ 3,738,129             153,753
Class B                               326,328        13,669                           38,168               1,579
Class C(4)                            102,827         4,558                              137                   6
Class F(4)                             75,207         3,344                               88                   4
Total net increase
   (decrease) in fund             $ 4,285,360       179,159                      $ 3,776,522             155,342


Share class                       Repurchases(1)                                   Net increase
                                         Amount            Shares                        Amount             Shares
Class A                            $ (4,894,145)         (206,070)                  $ 2,624,982            105,271
Class B                                 (36,100)           (1,569)                      328,396             13,679
Class C(4)                               (2,127)             (101)                      100,837              4,463
Class F(4)                               (6,547)             (299)                       68,748              3,049
Total net increase
   (decrease) in fund              $ (4,938,919)         (208,039)                  $ 3,122,963            126,462

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.



6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $241,285,000 which represents 1.11% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $7,497,606,000 and $6,317,922,000, respectively, during the year ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2002, the custodian fee of $5,539,000 includes $35,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)

                                                  Income from investment operations(2)
                                                                             Net
                                        Net asset                        (losses) gains
                                           value,            Net   on securities   Total from
                                        beginning     investment  (both realized   investment
                                        of period   income (loss) and unrealized)  operations

Class A:
 Year ended 9/30/2002                      $19.74           $.17          $(3.14)      $(2.97)
 Year ended 9/30/2001                       28.66            .34           (5.86)       (5.52)
 Year ended 9/30/2000                       26.25            .30            4.56         4.86
 Year ended 9/30/1999                       20.50            .26            7.26         7.52
 Year ended 9/30/1998                       21.86            .27            (.11)         .16
Class B:
 Year ended 9/30/2002                       19.53            .02           (3.11)       (3.09)
 Year ended 9/30/2001                       28.54            .14           (5.80)       (5.66)
 Period from 3/15/2000 to 9/30/2000         30.11            .08           (1.65)       (1.57)
Class C:
 Year ended 9/30/2002                       19.50            .03           (3.14)       (3.11)
 Period from 3/15/2001 to 9/30/2001         22.42           (.01)          (2.83)       (2.84)
Class F:
 Year ended 9/30/2002                       19.72            .18           (3.16)       (2.98)
 Period from 3/15/2001 to 9/30/2001         22.59            .10           (2.87)       (2.77)
Class 529-A:
 Period from 2/15/2002 to 9/30/2002         21.05            .11           (4.67)       (4.56)
Class 529-B:
 Period from 2/15/2002 to 9/30/2002         21.05            .02           (4.66)       (4.64)
Class 529-C:
 Period from 2/15/2002 to 9/30/2002         21.05            .02           (4.66)       (4.64)
Class 529-E:
 Period from 3/1/2002 to 9/30/2002          21.49            .08           (5.10)       (5.02)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002         17.65           - (3)          (1.15)       (1.15)
Class R-1:
 Period from 6/17/2002 to 9/30/2002         20.72            .01           (4.28)       (4.27)
Class R-2:
 Period from 5/21/2002 to 9/30/2002         21.95            .02           (5.52)       (5.50)
Class R-3:
 Period from 6/4/2002 to 9/30/2002          21.33            .04           (4.88)       (4.84)
Class R-4:
 Period from 5/28/2002 to 9/30/2002         21.86            .07           (5.43)       (5.36)
Class R-5:
 Period from 5/15/2002 to 9/30/2002         21.91            .09           (5.48)       (5.39)


                                          Dividends and distributions

                                         Dividends
                                         (from net      Distributions                    Net asset
                                        investment      (from capital          Total    value, end         Total
                                           income)             gains) distributions     of period      return(4)
Class A:
 Year ended 9/30/2002                       $(.27)               $ -          $(.27)       $16.50        (15.36)%
 Year ended 9/30/2001                        (.30)             (3.10)         (3.40)        19.74        (21.47)
 Year ended 9/30/2000                        (.11)             (2.34)         (2.45)        28.66         18.93
 Year ended 9/30/1999                        (.20)             (1.57)         (1.77)        26.25         38.43
 Year ended 9/30/1998                        (.31)             (1.21)         (1.52)        20.50          1.23
Class B:
 Year ended 9/30/2002                        (.16)                 -           (.16)        16.28        (16.04)
 Year ended 9/30/2001                        (.25)             (3.10)         (3.35)        19.53        (22.06)
 Period from 3/15/2000 to 9/30/2000             -                  -              -         28.54         (5.21)
Class C:
 Year ended 9/30/2002                        (.12)                 -           (.12)        16.27        (16.05)
 Period from 3/15/2001 to 9/30/2001          (.08)                 -           (.08)        19.50        (12.78)
Class F:
 Year ended 9/30/2002                        (.25)                 -           (.25)        16.49        (15.41)
 Period from 3/15/2001 to 9/30/2001          (.10)                 -           (.10)        19.72        (12.34)
Class 529-A:
 Period from 2/15/2002 to 9/30/2002             -                  -              -         16.49        (21.66)
Class 529-B:
 Period from 2/15/2002 to 9/30/2002             -                  -              -         16.41        (22.04)
Class 529-C:
 Period from 2/15/2002 to 9/30/2002             -                  -              -         16.41        (22.04)
Class 529-E:
 Period from 3/1/2002 to 9/30/2002              -                  -              -         16.47        (23.36)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002             -                  -              -         16.50         (6.52)
Class R-1:
 Period from 6/17/2002 to 9/30/2002             -                  -              -         16.45        (20.61)
Class R-2:
 Period from 5/21/2002 to 9/30/2002             -                  -              -         16.45        (25.01)
Class R-3:
 Period from 6/4/2002 to 9/30/2002              -                  -              -         16.49        (22.69)
Class R-4:
 Period from 5/28/2002 to 9/30/2002             -                  -              -         16.50        (24.52)
Class R-5:
 Period from 5/15/2002 to 9/30/2002             -                  -              -         16.52        (24.60)

                                                            Ratio of                Ratio of
                                           Net assets,      expenses        net income (loss)
                                         end of period    to average              to average
                                         (in millions)    net assets              net assets
Class A:
 Year ended 9/30/2002                         $20,497          .82%                    .84%
 Year ended 9/30/2001                          25,094           .78                    1.40
 Year ended 9/30/2000                          33,412           .79                    1.00
 Year ended 9/30/1999                          25,752           .77                    1.06
 Year ended 9/30/1998                          17,707           .77                    1.27
Class B:
 Year ended 9/30/2002                             579          1.60                     .11
 Year ended 9/30/2001                             445          1.57                     .60
 Period from 3/15/2000 to 9/30/2000               260          1.53  (6)                .56  (6)
Class C:
 Year ended 9/30/2002                             277          1.64                     .14
 Period from 3/15/2001 to 9/30/2001                87          1.76  (6)               (.06) (6)
Class F:
 Year ended 9/30/2002                             189           .88                     .89
 Period from 3/15/2001 to 9/30/2001                60           .90  (6)                .84  (6)
Class 529-A:
 Period from 2/15/2002 to 9/30/2002                55           .96  (6)                .95  (6)
Class 529-B:
 Period from 2/15/2002 to 9/30/2002                12          1.76  (6)                .14  (6)
Class 529-C:
 Period from 2/15/2002 to 9/30/2002                15          1.75  (6)                .16  (6)
Class 529-E:
 Period from 3/1/2002 to 9/30/2002                  2          1.21  (6)                .67  (6)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002              - (5)            -  (7)                  -  (7)
Class R-1:
 Period from 6/17/2002 to 9/30/2002              - (5)          .47  (8)                .04
Class R-2:
 Period from 5/21/2002 to 9/30/2002                 4           .58  (8)                .11
Class R-3:
 Period from 6/4/2002 to 9/30/2002                  5           .39  (8)                .21
Class R-4:
 Period from 5/28/2002 to 9/30/2002                 1           .30  (8)                .36
Class R-5:
 Period from 5/15/2002 to 9/30/2002                60           .20                     .46



Year ended September 30
                                                   2002            2001         2000     1999         1998

Portfolio turnover rate for all classes of shares   26%             32%          34%      29%          30%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) Amount less than 0.01 percent.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.  Had CRMC not paid such fees, expense ratios would have been .91%, .74%, .45%
and .41% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.


Report of Independent Accountants

To the Board of Directors and Shareholders of New Perspective Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Perspective Fund, Inc. (the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP


Los Angeles, California
October 31, 2002

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended September 30, 2002 is $34,561,000. Foreign source income earned by the fund for the fiscal year ended September 30, 2002 was $293,120,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 70% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.6% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




New Perspective Fund/(R)/















TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objectives, Strategies and Risks
 8    Management and Organization
10    Purchase, Exchange and Sale of Shares
13    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                              New Perspective Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   3.98%
1993  26.98
1994   2.97
1995  20.43
1996  17.28
1997  14.98
1998  28.53
1999  40.07
2000  -7.24
2001  -8.30
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST             22.17%  (quarter ended December 31, 1999)
LOWEST             -14.99%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -23.93%.



                                     2
New Perspective Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 6 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                          ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
------------------------------------------------------------------------
 CLASS A - BEGAN 3/13/73  -13.58%     10.66%     12.28%       14.02%
 MSCI World Index/2/      -16.52%      5.74%      8.52%       10.59%
 MSCI USA Index/3/        -12.03%     10.54%     13.05%       11.89%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     3
                                              New Perspective Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/     none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends    none        none
------------------------------------------------------------------------------
 Maximum deferred sales charge                           none        none
------------------------------------------------------------------------------
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-------------------------------------------------------------------------------
 Management Fees               0.40%   0.40%   0.40%   0.40%   0.40%    0.40%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.25%   1.00%   0.75%   0.50%   0.25%    none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.17%   0.23%   0.43%   0.29%   0.21%    0.16%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   0.82%   1.63%   1.58%   1.19%   0.86%    0.56%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $654       $822        $1,004      $1,530
------------------------------------------------------------------------
 R-1                        $166       $514        $  887      $1,933
------------------------------------------------------------------------
 R-2                        $161       $499        $  860      $1,878
------------------------------------------------------------------------
 R-3                        $121       $378        $  654      $1,443
------------------------------------------------------------------------
 R-4                        $ 88       $274        $  477      $1,061
------------------------------------------------------------------------
 R-5                        $ 57       $179        $  313      $  701
------------------------------------------------------------------------


1 Reflects the maximum initial sales charge in the first year.



                                     4
New Perspective Fund / Prospectus

Investment Objectives, Strategies and Risks

The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accom plished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     5
                                              New Perspective Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                              ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
----------------------------------------------------------------------------
 CLASS A - BEGAN 3/13/73       -8.30%     11.98%     12.95%       14.26%
 MSCI World Index/2/          -16.52%      5.74%      8.52%       10.59%
 MSCI USA Index/3/            -12.03%     10.54%     13.05%       11.89%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     6
New Perspective Fund / Prospectus

HOLDINGS BY INDUSTRY AS OF SEPTEMBER 30, 2002
[pie chart]
Media 8.40%
Pharmaceuticals 7.85
Metals & Mining 5.70
Oil & Gas 5.57
Food Products 5.34
Other Industries 59.01
Bonds & Notes 0.06
Cash & Equivalents 8.07
[end chart]



 PERCENT INVESTED BY COUNTRY   PERCENT OF         TEN LARGEST EQUITY HOLDINGS   PERCENT OF
                               NET ASSETS                                       NET ASSETS
-------------------------------------------------
 Europe                           29.5%           AOL Time Warner                 2.98%
--------------------------------------------     ------------------------------------------
 United Kingdom                    8.5            Philip Morris                   2.85
--------------------------------------------     ------------------------------------------
 Netherlands                       5.3            AstraZeneca                     2.62
--------------------------------------------     ------------------------------------------
 France                            3.9            Viacom                          1.97
--------------------------------------------     ------------------------------------------
 Germany                           3.7            Nestle                          1.73
--------------------------------------------     ------------------------------------------
 Switzerland                       2.8            Tyco International              1.49
--------------------------------------------     ------------------------------------------
 Finland                           1.6            Coca-Cola                       1.39
--------------------------------------------     ------------------------------------------
 Italy                             1.4            International Paper             1.29
--------------------------------------------     ------------------------------------------
 Norway                            1.0            Newmont Mining                  1.29
--------------------------------------------     ------------------------------------------
 Belgium                            .5            Vodafone                        1.27
--------------------------------------------     ------------------------------------------
 Denmark                            .3
--------------------------------------------
 Ireland                            .2
--------------------------------------------
 Russia                             .2
--------------------------------------------
 Sweden                             .1
--------------------------------------------
 Asia/Pacific Rim                 12.0%
--------------------------------------------
 Japan                             7.1
--------------------------------------------
 Australia                         2.0
--------------------------------------------
 Taiwan                            1.6
--------------------------------------------
 South Korea                       1.3
--------------------------------------------
 The Americas                     49.6%
--------------------------------------------
 United States                    42.6%
--------------------------------------------
 Canada                            5.3
--------------------------------------------
 Brazil                            1.0
--------------------------------------------
 Mexico                             .7
--------------------------------------------
 Other                              .8%
--------------------------------------------
 Cash & Equivalents                8.1%
--------------------------------------------
                                 100.0%
--------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     7
                                              New Perspective Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New Perspective Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                     10 years             Senior Vice President, Capital Research and
 Executive Vice President        (plus 7 years prior       Management Company
 and Director                  experience as a research
                              professional for the fund)   Investment professional for 30 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    2 years             Senior Vice President, Capital Research and
 Senior Vice President          (plus 14 years prior       Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       5 years             Vice President, Capital Research and
 Vice President                                            Management Company

                                                           Investment professional for 17 years in total;
                                                           12 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      10 years             Director, Capital Research and Management
                                 (plus 4 years prior       Company
                               experience as a research
                              professional for the fund)   Investment professional for 20 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        4 years             Senior Vice President and Director, Capital
                                 (plus 6 years prior       Research Company
                               experience as a research
                              professional for the fund)   Investment professional for 15 years in total;
                                                           11 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      3 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 25 years in total;
                                                           11 years with Capital Research and
                                                           Management Company or affiliate





                                     8
New Perspective Fund / Prospectus

                                          New Perspective Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



                                     10
New Perspective Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------




                                     11
                                              New Perspective Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     12
New Perspective Fund / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     13
                                              New Perspective Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     14
New Perspective Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.



                                     15
                                              New Perspective Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                  $19.74       $.17        $(3.14)       $(2.97)      $(.27)       $    -          $ (.27)
Year ended 9/30/2001                   28.66        .34         (5.86)        (5.52)       (.30)        (3.10)          (3.40)
Year ended 9/30/2000                   26.25        .30          4.56          4.86        (.11)        (2.34)          (2.45)
Year ended 9/30/1999                   20.50        .26          7.26          7.52        (.20)        (1.57)          (1.77)
Year ended 9/30/1998                   21.86        .27          (.11)          .16        (.31)        (1.21)          (1.52)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 9/30/2002     20.72        .01         (4.28)        (4.27)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 9/30/2002    21.95        .02         (5.52)        (5.50)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 6/4/2002 to 9/30/2002     21.33        .04         (4.88)        (4.84)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 5/28/2002 to 9/30/2002    21.86        .07         (5.43)        (5.36)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002    21.91        .09         (5.48)        (5.39)          -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to       income
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                    $16.50      (15.36)%      $20,497        .82 %           .84%
Year ended 9/30/2001                     19.74      (21.47)        25,094        .78            1.40
Year ended 9/30/2000                     28.66       18.93         33,412        .79            1.00
Year ended 9/30/1999                     26.25       38.43         25,752        .77            1.06
Year ended 9/30/1998                     20.50        1.23         17,707        .77            1.27
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 9/30/2002       16.45      (20.61)          -/4/        .47/5/          .04
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 9/30/2002      16.45      (25.01)             4        .58/5/          .11
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 6/4/2002 to 9/30/2002       16.49      (22.69)             5        .39/5/          .21
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 5/28/2002 to 9/30/2002      16.50      (24.52)             1        .30/5/          .36
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002      16.52      (24.60)            60        .20             .46


New Perspective Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       26%         32%         34%         29%          30%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than 1 million.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees related to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been .91%, .74%, .45% and .41% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
                                              New Perspective Fund / Prospectus

NOTES



                                     18
New Perspective Fund / Prospectus

NOTES



                                     19
                                              New Perspective Fund / Prospectus

NOTES



                                     20
New Perspective Fund / Prospectus

NOTES


 [logo - New Perspective Fund (r)]
                                     21
                                              New Perspective Fund / Prospectus

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-2333
RPNPF-010-12502/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International     Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




New Perspective Fund/(R)/















TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objectives, Strategies and Risks
 8    Management and Organization
10    Purchase, Exchange and Sale of Shares
13    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                              New Perspective Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   3.98%
1993  26.98
1994   2.97
1995  20.43
1996  17.28
1997  14.98
1998  28.53
1999  40.07
2000  -7.24
2001  -8.30
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST             22.17%  (quarter ended December 31, 1999)
LOWEST             -14.99%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -23.93%.



                                     2
New Perspective Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 6 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                          ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
------------------------------------------------------------------------
 CLASS A - BEGAN 3/13/73  -13.58%     10.66%     12.28%       14.02%
 MSCI World Index/2/      -16.52%      5.74%      8.52%       10.59%
 MSCI USA Index/3/        -12.03%     10.54%     13.05%       11.89%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     3
                                              New Perspective Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/     none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends    none        none
------------------------------------------------------------------------------
 Maximum deferred sales charge                           none        none
------------------------------------------------------------------------------
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-------------------------------------------------------------------------------
 Management Fees               0.40%   0.40%   0.40%   0.40%   0.40%    0.40%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.25%   1.00%   0.75%   0.50%   0.25%    none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.17%   0.23%   0.43%   0.29%   0.21%    0.16%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   0.82%   1.63%   1.58%   1.19%   0.86%    0.56%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $654       $822        $1,004      $1,530
------------------------------------------------------------------------
 R-1                        $166       $514        $  887      $1,933
------------------------------------------------------------------------
 R-2                        $161       $499        $  860      $1,878
------------------------------------------------------------------------
 R-3                        $121       $378        $  654      $1,443
------------------------------------------------------------------------
 R-4                        $ 88       $274        $  477      $1,061
------------------------------------------------------------------------
 R-5                        $ 57       $179        $  313      $  701
------------------------------------------------------------------------


1 Reflects the maximum initial sales charge in the first year.



                                     4
New Perspective Fund / Prospectus

Investment Objectives, Strategies and Risks

The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accom plished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     5
                                              New Perspective Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                              ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
----------------------------------------------------------------------------
 CLASS A - BEGAN 3/13/73       -8.30%     11.98%     12.95%       14.26%
 MSCI World Index/2/          -16.52%      5.74%      8.52%       10.59%
 MSCI USA Index/3/            -12.03%     10.54%     13.05%       11.89%


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International USA Index measures the U.S. portion of the world market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     6
New Perspective Fund / Prospectus

HOLDINGS BY INDUSTRY AS OF SEPTEMBER 30, 2002
[pie chart]
Media 8.40%
Pharmaceuticals 7.85
Metals & Mining 5.70
Oil & Gas 5.57
Food Products 5.34
Other Industries 59.01
Bonds & Notes 0.06
Cash & Equivalents 8.07
[end chart]



 PERCENT INVESTED BY COUNTRY   PERCENT OF         TEN LARGEST EQUITY HOLDINGS   PERCENT OF
                               NET ASSETS                                       NET ASSETS
-------------------------------------------------
 Europe                           29.5%           AOL Time Warner                 2.98%
--------------------------------------------     ------------------------------------------
 United Kingdom                    8.5            Philip Morris                   2.85
--------------------------------------------     ------------------------------------------
 Netherlands                       5.3            AstraZeneca                     2.62
--------------------------------------------     ------------------------------------------
 France                            3.9            Viacom                          1.97
--------------------------------------------     ------------------------------------------
 Germany                           3.7            Nestle                          1.73
--------------------------------------------     ------------------------------------------
 Switzerland                       2.8            Tyco International              1.49
--------------------------------------------     ------------------------------------------
 Finland                           1.6            Coca-Cola                       1.39
--------------------------------------------     ------------------------------------------
 Italy                             1.4            International Paper             1.29
--------------------------------------------     ------------------------------------------
 Norway                            1.0            Newmont Mining                  1.29
--------------------------------------------     ------------------------------------------
 Belgium                            .5            Vodafone                        1.27
--------------------------------------------     ------------------------------------------
 Denmark                            .3
--------------------------------------------
 Ireland                            .2
--------------------------------------------
 Russia                             .2
--------------------------------------------
 Sweden                             .1
--------------------------------------------
 Asia/Pacific Rim                 12.0%
--------------------------------------------
 Japan                             7.1
--------------------------------------------
 Australia                         2.0
--------------------------------------------
 Taiwan                            1.6
--------------------------------------------
 South Korea                       1.3
--------------------------------------------
 The Americas                     49.6%
--------------------------------------------
 United States                    42.6%
--------------------------------------------
 Canada                            5.3
--------------------------------------------
 Brazil                            1.0
--------------------------------------------
 Mexico                             .7
--------------------------------------------
 Other                              .8%
--------------------------------------------
 Cash & Equivalents                8.1%
--------------------------------------------
                                 100.0%
--------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     7
                                              New Perspective Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New Perspective Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                     10 years             Senior Vice President, Capital Research and
 Executive Vice President        (plus 7 years prior       Management Company
 and Director                  experience as a research
                              professional for the fund)   Investment professional for 30 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    2 years             Senior Vice President, Capital Research and
 Senior Vice President          (plus 14 years prior       Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       5 years             Vice President, Capital Research and
 Vice President                                            Management Company

                                                           Investment professional for 17 years in total;
                                                           12 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      10 years             Director, Capital Research and Management
                                 (plus 4 years prior       Company
                               experience as a research
                              professional for the fund)   Investment professional for 20 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        4 years             Senior Vice President and Director, Capital
                                 (plus 6 years prior       Research Company
                               experience as a research
                              professional for the fund)   Investment professional for 15 years in total;
                                                           11 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      3 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years             Senior Vice President, Capital Research and
                                                           Management Company

                                                           Investment professional for 25 years in total;
                                                           11 years with Capital Research and
                                                           Management Company or affiliate





                                     8
New Perspective Fund / Prospectus

                                          New Perspective Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



                                     10
New Perspective Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------




                                     11
                                              New Perspective Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     12
New Perspective Fund / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     13
                                              New Perspective Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     14
New Perspective Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.



                                     15
                                              New Perspective Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                  $19.74       $.17        $(3.14)       $(2.97)      $(.27)       $    -          $ (.27)
Year ended 9/30/2001                   28.66        .34         (5.86)        (5.52)       (.30)        (3.10)          (3.40)
Year ended 9/30/2000                   26.25        .30          4.56          4.86        (.11)        (2.34)          (2.45)
Year ended 9/30/1999                   20.50        .26          7.26          7.52        (.20)        (1.57)          (1.77)
Year ended 9/30/1998                   21.86        .27          (.11)          .16        (.31)        (1.21)          (1.52)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 9/30/2002     20.72        .01         (4.28)        (4.27)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 9/30/2002    21.95        .02         (5.52)        (5.50)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 6/4/2002 to 9/30/2002     21.33        .04         (4.88)        (4.84)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 5/28/2002 to 9/30/2002    21.86        .07         (5.43)        (5.36)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002    21.91        .09         (5.48)        (5.39)          -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to       income
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                    $16.50      (15.36)%      $20,497        .82 %           .84%
Year ended 9/30/2001                     19.74      (21.47)        25,094        .78            1.40
Year ended 9/30/2000                     28.66       18.93         33,412        .79            1.00
Year ended 9/30/1999                     26.25       38.43         25,752        .77            1.06
Year ended 9/30/1998                     20.50        1.23         17,707        .77            1.27
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 9/30/2002       16.45      (20.61)          -/4/        .47/5/          .04
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 9/30/2002      16.45      (25.01)             4        .58/5/          .11
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 6/4/2002 to 9/30/2002       16.49      (22.69)             5        .39/5/          .21
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 5/28/2002 to 9/30/2002      16.50      (24.52)             1        .30/5/          .36
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002      16.52      (24.60)            60        .20             .46


New Perspective Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       26%         32%         34%         29%          30%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than 1 million.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees related to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been .91%, .74%, .45% and .41% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
                                              New Perspective Fund / Prospectus

NOTES



                                     18
New Perspective Fund / Prospectus

NOTES



                                     19
                                              New Perspective Fund / Prospectus

NOTES



                                     20
New Perspective Fund / Prospectus

NOTES


 [logo - New Perspective Fund (r)]
                                     21
                                              New Perspective Fund / Prospectus

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-2333
RPNPF-010-12502/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International     Capital Guardian        Capital Bank and Trust

                           NEW PERSPECTIVE FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              December 1, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of New Perspective Fund (the "fund" or "NPF") dated December 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                           New Perspective Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       32
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       35
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Class A Share Investment Results and Related Statistics . . . . . .       37
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Financial Statements



                         New Perspective Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund invests primarily in common stocks.
..    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 5% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal

                         New Perspective Fund - Page 2
     and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in

                         New Perspective Fund - Page 3
these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later


                         New Perspective Fund - Page 4
date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940, as amended. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves

                         New Perspective Fund - Page 5
correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 26%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund will not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

7. Lend any of its assets; provided, however, that investment in government obligations, short-term commercial paper, certificates of deposit and banker's acceptances and publicly traded bonds, debentures, or other debt securities shall not be deemed to be the making of a loan;

                         New Perspective Fund - Page 6

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities on margin;

10. Borrow amounts in excess of 5% of the value of its total assets; in any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

11.  Mortgage, pledge or hypothecate its assets to any extent.

For purposes of Investment Restriction #3, the fund will not invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry.

For purposes of Investment Restriction #8, although the fund may sell securities short, to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short, the fund does not anticipate doing so during the next twelve months.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. Purchase or retain the securities of any issuer, if those individual officers and directors of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

2. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

3.   Invest in puts, calls, straddles or spreads, or combinations thereof; or

4. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

5. Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended. The fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

6.   Invest knowingly more than 10% of its net assets in illiquid securities.

                         New Perspective Fund - Page 7

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                    YEAR FIRST                                      NUMBER OF BOARDS
                       POSITION      ELECTED                                         WITHIN THE FUND       OTHER DIRECTORSHIPS/3/
                       WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH              HELD
    NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison      Director       1991        Administrative Director,                 3            None
 Age: 56                                           ANZI, Ltd. (financial
                                                   publishing and consulting);
                                                   Publishing Consultant,
                                                   Harvard Medical School;
                                                   former Senior Vice President,
                                                   Planning and Development,
                                                   McGraw Hill, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang     Director       2000        Chief Executive Officer,                 1            None
 Age: 50                                           ResolveItNow.com
                                                   (insurance-related internet
                                                   company); former Senior Vice
                                                   President, Secured Capital
                                                   Corporation; former Partner,
                                                   KPMG Peat Marwick LLP
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox          Director       1979        Managing General Partner, Fox            7            Crompton Corporation
 Age: 65                                           Investments LP; Professor and
                                                   Executive in Residence,
                                                   University of California;
                                                   former President and Chief
                                                   Executive Officer, Foster
                                                   Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Alan Greenway          Director       1973        President, Greenway                      3            None
 Age: 75                                           Associates, Inc. (management
                                                   consulting services)
-----------------------------------------------------------------------------------------------------------------------------------
 Jae H. Hyun            Director       2002        Chairman, Tong Yang Group                1            Southeast Asia Cement
 Age: 53                                                                                    /            Holding, Inc.; Tong Yang
                                                                                                         Cement Corp.; Tong Yang
                                                                                                         Merchant Bank
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh            Director       1994        Managing Director, Itoh                  3            None
 Age: 62                                           Associates, Ltd.; former
                                                   President, Autosplice KK;
                                                   former President and Chief
                                                   Executive Officer, IMPAC
                                                   (management consulting
                                                   services); former Managing
                                                   Partner, VENCA Management
                                                   (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling       Director       1987        President, American Public               6            Irwin Financial
 Age: 60                                           Media Group                                           Corporation;
                                                                                                         St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald       Director       1978        The IBJ Professor of Finance,            8            Plum Creek Timber Co.;
 Age: 65                                           Graduate School of Business,             /            Scholastic Corporation;
                                                   Stanford University                                   iStar Financial, Inc.;
                                                                                                         Varian, Inc.; Capstone
                                                                                                         Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.             Director       1992        Chairman of the Board, Irwin             3            Cummins, Inc.; Tennant
 Miller/4/                                         Financial Corporation                                 Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton      Director       1996        Chairman/Chief Executive                 6            York Group, Inc.
 Age: 63                                           Officer, Cairnwood, Inc.
                                                   (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway     Director       2000        Chair, Baltic-American                   1            Boeing; Emerson Electric;
 Age: 67                                           Enterprises Fund; former                              Manpower, Inc.; Sara Lee
                                                   Co-Chair, Atlantic Council of                         Corporation; 3M
                                                   the United States                                     Corporation
-----------------------------------------------------------------------------------------------------------------------------------

BOARD OF DIRECTORS AND OFFICERS


                         New Perspective Fund - Page 8

                         New Perspective Fund - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND          NUMBER OF BOARDS
                                        ELECTED              POSITIONS HELD            WITHIN THE FUND
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES     COMPLEX/2/ ON WHICH    OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER        DIRECTOR                   HELD
   NAME AND AGE           FUND       OF THE FUND/1/           OF THE FUND             OR OFFICER SERVES     BY DIRECTOR OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5,6/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres      President           1991        Senior Vice President,                  4            None
 Age: 61              and Director                    Capital Research and
                                                      Management Company; Vice
                                                      President, Capital Strategy
                                                      Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Director            2000        Executive Vice President and           17            None
 Jr.                                                  Director, Capital Research
 Age: 53                                              and Management Company;
                                                      Director, American Funds
                                                      Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregg E. Ireland     Director and        1991        Senior Vice President,                  1            None
 Age: 52              Executive                       Capital Research and
                      Vice                            Management Company
                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Jon B.               Vice                1973        Chairman Emeritus, Capital              2            None
 Lovelace/7/          Chairman of                     Research and Management
 Age: 75              the Board                       Company
                      and Director
-----------------------------------------------------------------------------------------------------------------------------------
 Walter P. Stern      Chairman of         1973        Vice Chairman, Capital Group            1            None
 Age: 74              the Board                       International, Inc.*;
                                                      Chairman, Capital
                                                      International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                         New Perspective Fund - Page 10

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                                                                                     PAST 5 YEARS AND POSITIONS HELD
                                POSITION          YEAR FIRST ELECTED                    WITH AFFILIATED ENTITIES
                                WITH THE              AN OFFICER                      OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE                 FUND              OF THE FUND/1/                             OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 Darcy B. Kopcho         Senior Vice President           1996          Director, Capital Research and Management Company;
 Age: 49                                                               President and Director, Capital Research Company*;
                                                                       Director, Capital International, Inc.*; Director, The
                                                                       Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W.               Senior Vice President           2001          Chairman and Principal Executive Officer, Capital Research
 Lovelace/7/                                                           Company*; Director, American Funds Distributors, Inc.*;
 Age: 40                                                               Senior Vice President, Capital Research and Management
                                                                       Company; Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Catherine M. Ward       Senior Vice President           1991          Senior Vice President and Director, Capital Research and
 Age: 55                                                               Management Company; Director, American Funds Service
                                                                       Company*; Secretary and Director, Capital Group Research,
                                                                       Inc.*; Director, The Capital Group Companies, Inc.*

-----------------------------------------------------------------------------------------------------------------------------------
 Timothy P. Dunn             Vice President              2000          Senior Vice President, Capital Research Company*; Vice
 Age: 41                                                               President, Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jonathan O. Knowles         Vice President              1998          Executive Vice President and Director, Capital Research
 Age: 41                                                               Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti              Secretary                 1984          Vice President - Fund Business Management Group, Capital
 Age: 46                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould               Treasurer                 1993          Vice President - Fund Business Management Group, Capital
 Age: 48                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe          Assistant Treasurer            1998          Vice President - Fund Business Management Group, Capital
 Age: 35                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non--

                         New Perspective Fund - Page 11
  profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
5 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.
7 Robert W. Lovelace is the son of Jon B. Lovelace.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                         New Perspective Fund - Page 12

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Vanessa C.L. Chang            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Alan Greenway               $50,001 - $100,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Joe H. Hyun                    Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                    Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 William H. Kling               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 William I. Miller/2/          Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton            $10,001 - $50,000            Over $100,000
-------------------------------------------------------------------------------
 Rozanne L. Ridgway           $10,001 - $50,000          $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Gina H. Despres                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Gregg E. Ireland               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jon B. Lovelace               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Walter P. Stern                Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $23,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.

                         New Perspective Fund - Page 13

No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The Investment Adviser also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Elisabeth Allison              $31,000                           $ 77,834
------------------------------------------------------------------------------------------
 Vanessa C.L. Chang              31,000                             31,000
------------------------------------------------------------------------------------------
 Robert A. Fox                   29,000/3/                         184,834/3/
------------------------------------------------------------------------------------------
 Alan Greenway                   32,000                             80,834
------------------------------------------------------------------------------------------
 Jae H. Hyun                     18,000                             18,000
------------------------------------------------------------------------------------------
 Koichi Itoh                     32,000/3/                          78,834/3/
------------------------------------------------------------------------------------------
 William H. Kling                30,000/3/                         126,584/3/
------------------------------------------------------------------------------------------
 John G. McDonald                30,000/3/                         266,334/3/
------------------------------------------------------------------------------------------
 William I. Miller               28,500/3/                          69,334/3/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton               32,000/3/                         162,834/3/
------------------------------------------------------------------------------------------
 Rozanne L. Ridgway              26,500/3/                          26,500/3/
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($294,590), Koichi Itoh ($135,517), William H. Kling ($173,442), John G.
  McDonald ($244,116), William I. Miller ($127,784), Kirk P. Pendleton ($129,665) and Rozanne L. Ridgway ($47,304). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on September 5, 1972. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board

                         New Perspective Fund - Page 14
except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. The B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Elisabeth Allison, Vanessa C.L. Chang, Jae H. Hyun and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Vanessa C.L. Chang, Robert A. Fox, Alan Greenway, Jae H. Hyun, Koichi Itoh, William H. Kling, John G. McDonald, Kirk P. Pendleton and Rozanne L. Ridgway, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William. I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the

                         New Perspective Fund - Page 15

Investment Adviser's affiliates, such as the investment advisory and service agreement,principal underwriting agreement, administrative services agreement and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, John G. McDonald and Rozanne L. Ridgway, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Three Nominating Committee meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written

                         New Perspective Fund - Page 16
notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indices.


Members of the Committee discussed the quality of services provided to the fund and noted that while the fund's absolute results were negative during 2000 and 2001, its results versus its peers were very favorable over those periods as well as for longer periods of time. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


The Committee observed that the fund's expenses for the most recent fiscal year and earlier periods compared favorably to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund and the travel expenses of directors incurred in connection with attendance of meetings of the board. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% on the first $500 million of the fund's net assets, 0.50% on net assets between $500 million and $1 billion, 0.46% on net assets between $1 billion and $1.5 billion, 0.43% on net assets between $1.5 billion and $2.5 billion, 0.41% on net assets between $2.5 billion and $4 billion, 0.40% on net assets between $4 billion and $6.5 billion, 0.395% on net assets between $6.5 billion and $10.5 billion, 0.39% on net assets between $10.5

                         New Perspective Fund - Page 17
billion and $17 billion, 0.385% on assets between $17 billion and $21 billion, 0.38% on net assets between $21 billion and $27 billion, 0.375% on net assets between $27 billion and $34 billion, 0.37% on assets between $34 billion and $44 billion, and 0.365% on net assets in excess of $44 billion.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $108,591,000, $121,463,000 and $130,767,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser has agreed to pay a portion of these fees. For the year ended September 30, 2002, the total fees absorbed by the Investment Adviser were $4,000.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5

                         New Perspective Fund - Page 18
shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2002, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $ 1,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                        4,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                        2,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                        1,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       23,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2002            $10,273,000         $48,745,000
                                                 2001             10,317,000          49,485,000
                                                 2000             17,367,000          73,716,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment

                         New Perspective Fund - Page 19
process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.

                         New Perspective Fund - Page 20

During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $64,801,000                 $3,988,000
------------------------------------------------------------------------------
       CLASS R-1                        418                        179
------------------------------------------------------------------------------
       CLASS R-2                      3,000                      2,000
------------------------------------------------------------------------------
       CLASS R-3                      2,000                      1,000
------------------------------------------------------------------------------
       CLASS R-4                        297                        137
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.

                         New Perspective Fund - Page 21

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or

                         New Perspective Fund - Page 22
     gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

                         New Perspective Fund - Page 23

     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

                         New Perspective Fund - Page 24

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail

                         New Perspective Fund - Page 25
non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.

                         New Perspective Fund - Page 26

FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                         New Perspective Fund - Page 27

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.

                         New Perspective Fund - Page 28

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on

                         New Perspective Fund - Page 29
amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

                         New Perspective Fund - Page 30

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be

                         New Perspective Fund - Page 31
     aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the relevant fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the

                         New Perspective Fund - Page 32
offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the valuation methods used.

                         New Perspective Fund - Page 33

The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

                         New Perspective Fund - Page 34

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, ABN AMRO Holding NV, CitiGroup Inc., as a parent, Credit Suisse Group and J.P. Morgan Chase & Co. were among the top 10 dealers that acted as principals in portfolio transactions. The fund held equity securities of ABN AMRO Holding NV in the amount of $10,944,000, CitiGroup Inc. in the amount of $54,556,000, Credit Suisse Group in the amount of $58,431,000 and J.P. Morgan Chase & Co. in the amount of $97,988,000.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $28,896,000, $30,309,000 and $36,012,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing

                         New Perspective Fund - Page 35
agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $33,219,000 for Class A shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined under the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies, but does do an immaterial amount of estate planning and similar work for a limited number of Investment Adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

                         New Perspective Fund - Page 36

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

 MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.50
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $17.51


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.18% based on a 30-day (or one month) period ended September 30, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2002 were -20.21%, 0.87% and 9.03%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2002 were -15.36%, 2.07% and 9.68%, respectively.



The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total

                         New Perspective Fund - Page 37
returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                         New Perspective Fund - Page 38

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                         New Perspective Fund - Page 39

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                         New Perspective Fund - Page 40

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                         New Perspective Fund - Page 41
New Perspective Fund, Inc.
Investment portfolio, September 30, 2002



                                                          Percent
                                                           of net
Ten Largest Equity Holdings                                assets
-------------------------------------------------------  -----------

AOL Time Warner                                            2.98%
Philip Morris                                              2.85%
AstraZeneca                                                2.62%
Viacom                                                     1.97%
Nestle                                                     1.73%
Tyco International                                         1.49%
Coca-Cola                                                  1.39%
International Paper                                        1.29%
Newmont Mining                                             1.29%
Vodafone                                                   1.27%



New Perspective Fund
Investment portfolio, September 30, 2002


                                                                                                                            Market
                                                                                                                             value
Equity securities (common and preferred stocks)                                                              Shares           (000)
-----------------------------------------------------------------------------------------------------------------------------------

MEDIA  -  8.40%
AOL Time Warner Inc. (USA) (1)                                                                           55,370,000  $     647,829
Viacom Inc., Class B, nonvoting (USA) (1)                                                                 9,340,000        378,737
Viacom Inc., Class A  (1)                                                                                 1,220,000         49,471
Clear Channel Communications, Inc. (USA) (1)                                                              5,288,400        183,772
News Corp. Ltd. (ADR) (Australia)                                                                         5,401,600        103,981
News Corp. Ltd., preferred (ADR)                                                                          1,849,600         30,703
News Corp. Ltd., preferred                                                                                6,824,583         27,879
News Corp. Ltd.                                                                                           3,971,966         18,941
Vivendi Universal (France)                                                                                8,020,000         89,907
Vivendi Universal (ADR)                                                                                     452,000          5,148
Interpublic Group of Companies, Inc. (USA)                                                                5,300,000         84,005
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                                2,266,400         57,771
Independent News & Media PLC (Ireland)                                                                   26,453,850         35,273
TMP Worldwide Inc. (USA) (1)                                                                              3,800,000         34,200
Dow Jones & Co., Inc. (USA)                                                                                 800,000         30,728
Lagardere Groupe SCA (France)                                                                               700,000         26,826
WPP Group PLC (United Kingdom)                                                                            2,565,538         17,169


PHARMACEUTICALS  -  7.85%
AstraZeneca PLC (Sweden)                                                                                 17,512,694        521,076
AstraZeneca PLC (United Kingdom)                                                                            975,000         29,496
AstraZeneca PLC (ADR)                                                                                       555,000         16,966
Pfizer Inc (USA)                                                                                          9,320,000        270,466
Shionogi & Co., Ltd. (Japan)                                                                             13,448,000        145,211
Merck & Co., Inc. (USA)                                                                                   1,720,000         78,621
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                        1,100,000         73,700
Bristol-Myers Squibb Co. (USA)                                                                            2,600,000         61,880
Johnson & Johnson (USA)                                                                                   1,100,000         59,488
Pharmacia Corp. (USA)                                                                                     1,500,000         58,320
Aventis SA (France)                                                                                       1,070,000         56,012
H. Lundbeck A/S (Denmark)                                                                                 2,634,175         54,655
Chugai Pharmaceutical Co., Ltd. (Japan)                                                                   6,453,100         54,620
Sanofi-Synthelabo (France)                                                                                  940,000         52,967
Forest Laboratories, Inc. (USA) (1)                                                                         620,000         50,846
Novartis AG (Switzerland)                                                                                 1,000,000         39,494
Schering-Plough Corp. (USA)                                                                               1,500,000         31,980
Genentech, Inc. (USA) (1)                                                                                   898,800         29,328
Elan Corp., PLC (ADR) (Ireland) (1)                                                                       9,042,200         17,451


METALS & MINING  -  5.70%
Newmont Mining Corp. (USA)                                                                               10,150,000        279,226
Barrick Gold Corp. (Canada)                                                                              14,750,000        229,362
Anglo American PLC (United Kingdom)                                                                      10,500,000        133,208
Anglo American PLC (ADR)                                                                                  2,500,000         31,500
Placer Dome Inc. (Canada)                                                                                11,250,000        102,713
Alcoa Inc. (USA)                                                                                          5,200,000        100,360
POSCO (formerly Pohang Iron & Steel Co., Ltd.) (South Korea)                                              1,004,690         87,870
Gold Fields Ltd. (South Africa)                                                                           5,191,105         67,085
WMC Ltd. (Australia)                                                                                     12,449,200         47,884
Cia. Vale do Rio Doce (ADR) (Brazil)                                                                      1,940,000         44,135
Cia. Vale do Rio Doce, preferred nominative, Class B (1) (2)                                                 38,400              0
BHP Billiton Ltd. (Australia)                                                                             8,000,000         39,277
Anglogold Ltd. (South Africa)                                                                               695,000         37,626
BHP Billiton PLC (United Kingdom)                                                                         7,846,075         36,318


OIL & GAS  -  5.57%
ChevronTexaco Corp. (USA)                                                                                 3,670,400        254,175
ENI SpA (Italy)                                                                                          16,650,000        227,750
Norsk Hydro AS (Norway)                                                                                   3,824,000        143,981
TOTAL FINA ELF SA, Class B (France)                                                                         515,688         67,845
TOTAL FINA ELF SA, Class B (ADR)                                                                            850,000         55,973
"Shell" Transport and Trading Co., PLC (United Kingdom)                                                  11,000,000         65,416
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                             1,255,000         50,413
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                    5,956,900         63,918
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                            5,127,000         48,963
Imperial Oil Ltd. (Canada)                                                                                3,008,468         87,246
Unocal Corp. (USA)                                                                                        1,500,000         47,085
LUKoil Holding (ADR) (Russia)                                                                               630,000         38,241
EnCana Corp. (formerly PanCanadian Energy Corp.) (Canada)                                                 1,000,000         30,100
ConocoPhillips (formerly Phillips Petroleum Co.) (USA)                                                      600,000         27,744


FOOD PRODUCTS  -  5.34%
Nestle SA (Switzerland)                                                                                   1,720,000        375,510
Unilever NV (Netherlands)                                                                                 2,640,000        156,191
Unilever NV (New York registered)                                                                           680,000         40,426
Groupe Danone (France)                                                                                    1,570,000        189,184
Unilever PLC (United Kingdom)                                                                            20,673,745        187,174
Archer Daniels Midland Co. (USA)                                                                          8,020,687        100,339
Kraft Foods Inc., Class A (USA)                                                                           2,000,000         72,920
Sara Lee Corp. (USA)                                                                                      2,065,300         37,774


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.69%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                                212,035,000        250,277
Samsung Electronics Co., Ltd. (South Korea)                                                                 679,000        166,446
Applied Materials, Inc. (USA) (1)                                                                         8,600,000         99,330
Texas Instruments Inc. (USA)                                                                              6,100,000         90,097
Xilinx, Inc. (USA) (1)                                                                                    4,430,800         70,175
Linear Technology Corp. (USA)                                                                             3,150,000         65,268
Altera Corp. (USA) (1)                                                                                    5,570,900         48,300
Rohm Co., Ltd. (Japan)                                                                                      400,000         46,972
Agere Systems Inc., Class B (USA)  (1)                                                                   25,500,000         25,245
Agere Systems Inc., Class A  (1)                                                                         16,875,000         18,563
ASML Holding NV (New York registered) (Netherlands) (1)                                                   3,575,000         22,129
ASML Holding NV  (1)                                                                                      2,700,000         16,587
Tokyo Electron Ltd. (Japan)                                                                                 874,100         33,473
Micron Technology, Inc. (USA)  (1)                                                                        2,000,000         24,740
KLA-Tencor Corp. (USA)  (1)                                                                                 600,000         16,764
AIXTRON AG (Germany)                                                                                      3,236,000         15,182
Advanced Micro Devices, Inc. (USA) (1)                                                                    1,400,000          7,476


BANKS  -  4.63%
Royal Bank of Canada (Canada)                                                                             7,947,000        264,315
Bank of Nova Scotia (Canada)                                                                              6,969,000        197,041
Bank of America Corp. (USA)                                                                               2,000,000        127,600
Westpac Banking Corp. (Australia)                                                                        14,962,066        112,419
Sumitomo Mitsui Banking Corp. (Japan)                                                                    18,406,000        103,457
Societe Generale (France)                                                                                 1,996,400         84,119
Credit Suisse Group (Switzerland) (1)                                                                     2,982,000         58,431
HSBC Holdings PLC (United Kingdom)                                                                        2,512,342         25,387
Toronto-Dominion Bank (Canada)                                                                            1,223,700         21,447
ABN AMRO Holding NV (Netherlands)                                                                         1,000,000         10,944


INSURANCE  -  4.47%
American International Group, Inc. (USA)                                                                  4,897,569        267,897
Allianz AG (Germany)                                                                                      1,939,700        166,870
AEGON NV (Netherlands)                                                                                   15,624,685        146,609
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                                     1,351,000        137,708
Manulife Financial Corp. (Canada)                                                                         3,900,000         82,406
Berkshire Hathaway Inc., Class A (USA) (1)                                                                      860         63,554
QBE Insurance Group Ltd. (Australia)                                                                     14,080,170         54,692
Sompo Japan Insurance Inc. (formerly Yasuda Fire and Marine Insurance Co., Ltd.) (Japan)                  4,297,000         25,353
Fairfax Financial Holdings Ltd. (Canada)                                                                    255,000         19,071
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                                 3,897,496          5,886


BEVERAGES  -  3.59%
Coca-Cola Co. (USA)                                                                                       6,300,000        302,148
Coca-Cola Enterprises Inc. (USA)                                                                          6,750,000        143,370
Heineken NV (Netherlands)                                                                                 2,290,000         89,817
PepsiCo, Inc. (USA)                                                                                       1,942,300         71,768
Orkla AS (Norway)                                                                                         4,350,000         69,565
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                                 4,900,000         52,528
Anheuser-Busch Companies, Inc. (USA)                                                                        980,000         49,588


PAPER & FOREST PRODUCTS  -  3.10%
International Paper Co. (USA)                                                                             8,400,000        280,476
Stora Enso Oyj, Class R  (Finland)                                                                       10,000,000         96,795
UPM-Kymmene Corp. (Finland)                                                                               2,942,400         80,793
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                                        6,100,000         79,849
Weyerhaeuser Co. (USA)                                                                                    1,300,000         56,901
Abitibi-Consolidated Inc. (Canada)                                                                        5,261,755         35,399
Rayonier Inc. (USA)                                                                                         700,000         29,337
Louisiana-Pacific Corp.  (USA) (1)                                                                        2,139,900         13,845


TOBACCO  -  2.98%
Philip Morris Companies Inc. (USA)                                                                       15,950,000        618,860
Gallaher Group PLC (United Kingdom)                                                                       2,905,100         27,647


INDUSTRIAL CONGLOMERATES  -  2.80%
Tyco International Ltd. (USA)                                                                            23,000,000        324,300
General Electric Co. (USA)                                                                                6,269,400        154,541
Siemens AG (Germany)                                                                                      3,853,000        129,200


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.51%
AT&T Corp. (USA)                                                                                         17,600,000        211,376
Deutsche Telekom AG (Germany)                                                                            14,184,223        119,783
Swisscom AG (Switzerland)                                                                                   370,000        102,729
SBC Communications Inc. (USA)                                                                             3,750,000         75,375
Nippon Telegraph and Telephone Corp. (Japan)                                                                  5,500         18,305
Telecom Italia SpA, nonvoting savings shares (Italy)                                                      3,492,100         17,342
NTL Inc. (USA) (1)                                                                                        4,500,000             59
NTL Inc., rights, expire 2002  (1) (2)                                                                       67,050              1


HOTELS, RESTAURANTS & LEISURE  -  2.48%
Starbucks Corp. (USA)  (1)                                                                               10,800,000        222,804
Carnival Corp. (USA)                                                                                      6,663,900        167,264
McDonald's Corp. (USA)                                                                                    6,230,000        110,022
MGM Mirage, Inc. (USA)  (1)                                                                               1,000,000         37,300


WIRELESS TELECOMMUNICATION SERVICES  -  2.38%
Vodafone Group PLC (United Kingdom)                                                                     216,241,490        276,533
KDDI Corp. (Japan)                                                                                           31,000         96,803
NTT DoCoMo, Inc. (Japan)                                                                                     44,715         76,430
America Movil SA de CV, Series L (ADR) (Mexico)                                                           4,787,160         57,829
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009 (USA)  (1)  (3)                    12,113          8,479


AUTOMOBILES  -  2.25%
Honda Motor Co., Ltd. (Japan)                                                                             4,140,000        167,723
Renault SA (France)                                                                                       3,500,000        150,688
Suzuki Motor Corp. (Japan)                                                                                9,052,000        102,132
General Motors Corp. (USA)                                                                                  900,000         35,010
DaimlerChrysler AG (Germany)                                                                              1,000,000         33,483


CHEMICALS  -  2.11%
Dow Chemical Co. (USA)                                                                                    4,995,400        136,424
Nitto Denko Corp. (Japan)                                                                                 4,770,000        121,122
Methanex Corp. (Canada) (4)                                                                               7,250,000         62,274
L'Air Liquide (France)                                                                                      400,000         49,385
Rohm and Haas Co. (USA)                                                                                   1,500,000         46,500
Valspar Corp. (USA)                                                                                       1,112,200         41,485


DIVERSIFIED FINANCIALS  -  1.62%
ING Groep NV (Netherlands)                                                                               13,746,170        190,215
ING Groep NV, Class B, warrants, expire 2008 (1)                                                          1,265,000          8,309
J.P. Morgan Chase & Co. (USA)                                                                             5,160,000         97,988
Citigroup Inc. (USA)                                                                                      1,840,000         54,556


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.48%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                            30,619,440        102,446
Murata Manufacturing Co., Ltd. (Japan)                                                                    1,275,000         64,960
Hoya Corp. (Japan)                                                                                          800,000         49,634
Hitachi, Ltd. (Japan)                                                                                     7,500,000         37,596
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                           921,560         33,299
Agilent Technologies, Inc. (USA) (1)                                                                      1,500,000         19,590
EPCOS AG (Germany) (1)                                                                                    2,038,269         14,475


COMPUTERS & PERIPHERALS  -  1.44%
Dell Computer Corp. (USA) (1)                                                                             5,927,200        139,348
International Business Machines Corp. (USA)                                                               1,720,000        100,431
Hewlett-Packard Co. (merged with Compaq Computer Corp.) (USA)                                             2,695,925         31,461
Sun Microsystems, Inc. (USA) (1)                                                                         10,000,000         25,900
NEC Corp. (Japan)                                                                                         3,000,000         14,471


COMMUNICATIONS EQUIPMENT  -  1.35%
Nokia Corp. (ADR) (Finland)                                                                               6,750,000         89,438
Nokia Corp., Class A                                                                                      6,070,000         80,637
Cisco Systems, Inc. (USA) (1)                                                                             8,725,000         91,438
Motorola, Inc. (USA)                                                                                      3,000,000         30,540


SOFTWARE  -  1.23%
Microsoft Corp. (USA) (1)                                                                                 3,250,000        142,155
Oracle Corp. (USA) (1)                                                                                    8,491,700         66,745
Cadence Design Systems, Inc. (USA)  (1)                                                                   5,673,600         57,701


FOOD & DRUG RETAILING  -  1.09%
Koninklijke Ahold NV (Netherlands)                                                                       19,985,200        236,675


ELECTRIC UTILITIES  -  1.04%
Scottish Power PLC (United Kingdom)                                                                      22,757,902        123,108
National Grid Group PLC (United Kingdom)                                                                 14,535,100        102,974


ENERGY EQUIPMENT & SERVICES  -  1.00%
Baker Hughes Inc. (USA)                                                                                   5,520,000        160,246
Schlumberger Ltd. (USA)                                                                                   1,460,000         56,152


HOUSEHOLD DURABLES  -  0.90%
Sony Corp. (Japan)                                                                                        1,864,800         78,307
Nintendo Co., Ltd. (Japan)                                                                                  533,200         62,131
Koninklijke Philips Electronics NV (Netherlands)                                                          3,740,000         54,302


PERSONAL PRODUCTS  -  0.89%
Shiseido Co., Ltd. (Japan)                                                                                7,123,000         85,050
Avon Products, Inc. (USA)                                                                                 1,650,000         76,065
Gillette Co. (USA)                                                                                        1,100,000         32,560


OFFICE ELECTRONICS  -  0.81%
Xerox Corp. (USA) (1)                                                                                    20,000,000         99,000
Canon, Inc. (Japan)                                                                                       2,330,000         76,205



Other  -  4.97%
Kingfisher PLC (United Kingdom)                                                                          27,305,338         88,260
Kimberly-Clark Corp. (USA)                                                                                1,550,000         87,792
Smurfit-Stone Container Corp. (USA)  (1)                                                                  6,455,700         81,148
Wal-Mart Stores, Inc. (USA)                                                                               1,350,000         66,474
eBay Inc. (USA) (1)                                                                                       1,138,900         60,145
Deere & Co. (USA)                                                                                         1,300,000         59,085
Asahi Glass Co., Ltd. (Japan)                                                                             9,592,000         58,960
Cendant Corp. (USA) (1)                                                                                   5,200,000         55,952
Medtronic, Inc. (USA)                                                                                     1,260,000         53,071
Luxottica Group SpA (ADR) (Italy)                                                                         3,741,000         48,184
Lockheed Martin Corp. (USA)                                                                                 700,000         45,269
United Parcel Service, Inc., Class B (USA)                                                                  694,700         43,440
Parker Hannifin Corp. (USA)                                                                               1,000,000         38,210
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                          10,995,004         26,605
Wal-Mart de Mexico, SA de CV, Series C                                                                    3,819,325          7,941
Quintiles Transnational Corp. (USA) (1)                                                                   3,314,000         31,516
Yahoo! Inc. (USA) (1)                                                                                     3,168,100         30,319
VeriSign, Inc. (USA) (1)                                                                                  5,450,000         27,523
Bouygues SA (France)                                                                                      1,000,000         25,680
Rockwell Automation (USA)                                                                                 1,400,000         22,778
Securitas AB, Class B (Sweden)                                                                            1,700,000         21,076
Chubb PLC (United Kingdom)                                                                                8,803,123         15,056
Holcim Ltd. (Switzerland)                                                                                    95,000         15,024
Nippon Sheet Glass Co., Ltd. (Japan)                                                                      5,882,000         14,887
Bombardier Inc., Class B (Canada)                                                                         5,400,000         14,859
Pitney Bowes Inc. (USA)                                                                                     439,400         13,397
Mirant Corp. (USA) (1)                                                                                    6,000,000         13,260
Ushio Inc. (Japan)                                                                                        1,092,000         11,576
TI Automotive Ltd., Class A (United Kingdom) (1) (2)                                                      4,578,091              0


Miscellaneous  -  3.20%
Other equity securities in initial period of acquisition                                                                   694,869


                                                                                                                    ---------------
Total equity securities (cost: $22,800,611,000)                                                                         19,931,930
                                                                                                                    ---------------



                                                                                                          Principal         Market
                                                                                                             amount          value
Fixed-income securities                                                                                        (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------------

MEDIA  -  0.06%
Charter Communications Holdings, LLC 0%/13.50% 2011 (5)                                                     $36,950        $13,117

                                                                                                                    ---------------
Total fixed-income securities (cost: $24,039,000)                                                                           13,117
                                                                                                                    ---------------



                                                                                                          Principal         Market
                                                                                                             amount          value
Short-term securities                                                                                                         (000)
----------------------------------------------------------------------------------------------------                ---------------

Corporate short-term notes  -  3.54%
HBOS Treasury Services PLC 1.74%-1.78% due 10/10-11/22/2002                                                $100,200       $100,077
Asset Securitization Cooperative Corp. 1.76% due 10/18-11/7/2002 (6)                                         75,000         74,898
Mont Blanc Capital Corp. 1.74%-1.80% due 10/2-10/3/2002  (6)                                                 66,590         66,582
American Honda Finance Corp. 1.75%-1.76% due 10/3-10/8/2002                                                  60,600         60,582
KfW International Finance Inc. 1.75% due 10/15-10/31/2002                                                    50,000         49,944
Societe Generale N.A. Inc. 1.69%-1.75% due 10/9-11/8/2002                                                    50,000         49,920
Danske Corp. 1.75% due 11/4/2002                                                                             50,000         49,915
Dexia Delaware LLC 1.71% due 11/5-11/6/2002                                                                  50,000         49,913
CBA (Delaware) Finance Inc. 1.74%-1.76% due 10/10-12/12/2002                                                 50,000         49,899
Spintab AB (Swedmortgage) 1.76%-1.82% due 10/7-12/12/2002                                                    50,000         49,884
Aventis SA 1.73%-1.74% due 11/18-11/25/2002 (6)                                                              50,000         49,873
Bank of Nova Scotia 1.76% due 10/8/2002                                                                      41,300         41,284
AEGON Funding Corp. 1.78% due 10/10/2002 (6)                                                                 25,000         24,988
Abbey National LLC 1.73% due 11/7/2002                                                                       25,000         24,954
Lloyds Bank PLC 1.76% due 11/15/2002 (6)                                                                     25,000         24,944


Federal agency discount notes  -  3.41%
Fannie Mae 1.69%-1.90% due 10/2/2002-1/15/2003                                                              308,956        308,093
Freddie Mac 1.66%-1.88% due 10/17/2002-1/30/2003                                                            210,200        209,471
Federal Home Loan Banks 1.65%-1.90% due 10/2/2002-1/8/2003                                                  197,735        197,346
Sallie Mae 1.69% due 12/19/2002                                                                              25,000         24,999


Certificates of deposit  -  0.71%
Barclays U.S. Funding Corp. 1.79% due 10/7/2002                                                              80,000         80,000
Svenska Handelsbanken 1.78% due 10/15/2002                                                                   25,000         25,000
Abbey National North America 1.76% due 10/16/2002                                                            25,000         25,000
Royal Bank of Canada 1.765% due 10/17/2002                                                                   25,000         25,000

                                                                                                                    ---------------
Total short-term securities (cost: $1,662,483,000)                                                                       1,662,566
                                                                                                                    ---------------

Total investment securities (cost: $24,487,133,000)                                                                     21,607,613

New Taiwanese Dollar (cost: $9,513,000)                                                                  NT$299,063          8,589


Excess of cash and receivables over payables                                                                                79,522
                                                                                                                    ---------------

Net assets                                                                                                             $21,695,724
                                                                                                                    ===============

(1) Non-income-producing security.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) The fund owns 5.79% of the outstanding voting securities of Methanex Corp., and thus is considered an affiliate of this company under
     the Investment Company Act of 1940.
(5) Step bond; coupon rate will increase at a later date.
(6) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Report of Independent Accountants.
See Notes to Financial Statements


Equity securities appearing in the portfolio since March 31, 2002

Anglogold
Murata Manufacturing
NEC
Nippon Telegraph and Telephone



Equity securities eliminated from the portfolio since March 31, 2002

AES
Amdocs
AMR
Assicurazioni Generali
Crown Castle International
DBS
Ford Motor
Granada
Halliburton
Honeywell International
Investor AB
Japan Airlines
Mitsubishi Heavy Industries
Nissan Motor
Rentokil Initial
Rockwell Collins
Smiths
Smurfit
Talisman Energy
Telefonos de Mexico
TPG NV
United Technologies
Zurich Financial Services


New Perspective Fund
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at September 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $24,418,359)                                                 $21,545,339
  Affiliated issuers (cost: $68,774)                                                            62,274                 $21,607,613
 Cash denominated in non-U.S. currencies
  (cost: $9,513)                                                                                                             8,589
 Cash                                                                                                                        3,515
 Receivables for:
  Sales of investments                                                                         139,361
  Sales of fund's shares                                                                        33,846
  Dividends and interest                                                                        44,826                     218,033
 Other assets                                                                                                                  117
                                                                                                                        21,837,867
Liabilities:
 Payables for:
  Purchases of investments                                                                      68,967
  Repurchases of fund's shares                                                                  55,625
  Investment advisory services                                                                   7,666
  Services provided by affiliates                                                                8,158
  Deferred Directors' and Advisory Board compensation                                            1,323
  Other fees and expenses                                                                          404                     142,143
Net assets at September 30, 2002                                                                                       $21,695,724

Net assets consist of:
 Capital paid in on shares of capital stock                                                                            $24,934,666
 Undistributed net investment income                                                                                       186,752
 Accumulated net realized loss                                                                                            (545,995)
 Net unrealized depreciation                                                                                            (2,879,699)
Net assets at September 30, 2002                                                                                       $21,695,724

Total authorized capital stock - 2,000,000 shares, $0.001 par value
                                                                       Net assets    Shares outstanding   Net asset value per share
                                                                                                                                 (1)
Class A                                                               $20,497,145             1,242,141                      $16.50
Class B                                                                   578,700                35,544                       16.28
Class C                                                                   277,232                17,037                       16.27
Class F                                                                   189,487                11,490                       16.49
Class 529-A                                                                54,629                 3,313                       16.49
Class 529-B                                                                11,834                   721                       16.41
Class 529-C                                                                14,747                   899                       16.41
Class 529-E                                                                 2,276                   138                       16.47
Class 529-F                                                                     1                    -*                       16.50
Class R-1                                                                     225                    14                       16.45
Class R-2                                                                   3,552                   216                       16.45
Class R-3                                                                   5,533                   335                       16.49
Class R-4                                                                     753                    46                       16.50
Class R-5                                                                  59,610                 3,608                       16.52
* Amount less than one thousand.
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $17.51 and $17.50, respectively.



See Notes to Financial Statements
(dollars in thousands)
Statement of operations
for the year ended September 30, 2002
Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $34,541; also includes
            $308 from affiliates)                                                             $389,487
  Interest (net of non-U.S. withholding
            tax of $54)                                                                         65,059                    $454,546

 Fees and expenses:
  Investment advisory services                                                                 108,591
  Distribution services                                                                         73,589
  Transfer agent services                                                                       34,116
  Administrative services                                                                          860
  Reports to shareholders                                                                        1,171
  Registration statement and prospectus                                                          1,781
  Postage, stationery and supplies                                                               4,032
  Directors' and Advisory Board compensation                                                       103
  Auditing and legal                                                                               120
  Custodian                                                                                      5,539
  State and local taxes                                                                            475
  Other                                                                                             98
  Total expenses before reimbursement                                                          230,475
   Reimbursement of expenses                                                                         4                     230,471
 Net investment income                                                                                                     224,075

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                 (545,607)
  Non-U.S. currency transactions                                                                (2,494)                   (548,101)
 Net unrealized (depreciation) appreciation on:
  Investments                                                                               (3,741,636)
  Non-U.S. currency translations                                                                 4,060                  (3,737,576)
   Net realized loss and
    unrealized depreciation
    on investments and non-U.S. currency                                                                                (4,285,677)
Net decrease in net assets resulting
 from operations                                                                                                       $(4,061,602)



See Notes to Financial Statements





Statement of changes in net assets
(dollars in  thousands)

Year ended September 30
                                                                                                   2002                        2001
Operations:
 Net investment income                                                                         $224,075                    $427,239
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                               (548,101)                     33,144
 Net unrealized depreciation
  on investments and non-U.S. currency translations                                          (3,737,576)                 (7,599,816)
  Net decrease in net assets
   resulting from operations                                                                 (4,061,602)                 (7,139,433)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                         (347,738)                   (357,423)
  Distributions from net realized gain
   on investments                                                                                     -                  (3,611,586)
    Total dividends and distributions paid
     to shareholders                                                                           (347,738)                 (3,969,009)

Capital share transactions                                                                      418,923                   3,122,963

Total decrease in net assets                                                                 (3,990,417)                 (7,985,479)

Net assets:
 Beginning of year                                                                           25,686,141                  33,671,620
 End of year (including undistributed
  net investment income: $186,752 and $320,221,
  respectively)                                                                             $21,695,724                 $25,686,141


See Notes to Financial Statements

Notes to financial statements


1.       Organization and significant accounting policies

Organization - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                             charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation -Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of September 30, 2002, the cost of investment securities and cash denominated in non-U.S. currencies, excluding forward currency contracts, for federal income tax purposes was $24,496,435,000.

During the year ended September 30, 2002, the fund reclassified $7,000,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                                    (dollars in
                                                                                                    thousands)
Undistributed net investment income and currency gains                                                      $190,466
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                 (2,391)
2001 through September 30, 2002
Short-term and long-term capital loss deferrals                                                            (545,295)
Gross unrealized appreciation on investment securities                                                     2,731,649
Gross unrealized depreciation on investment securities                                                   (5,611,882)


Short-term and long-term capital loss deferrals above include a capital loss carryforward of $276,746,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included are capital losses of $268,549,000 that were realized during the period November 1, 2001 through September 30, 2002.

The tax character of distributions paid was as follows (dollars in thousands):





Year ended September 30, 2002

                             Distributions from ordinary income
                                                 Net investment                                                                Total
                                                     income and                             Distributions from long-   distributions
Share class                                      currency gains  Short-term capital gains         term capital gains            paid

Class A                                               $ 341,761                         -                          -       $ 341,761
Class B                                                   3,907                         -                          -           3,907
Class C                                                     829                         -                          -             829
Class F                                                   1,241                         -                          -           1,241
Total                                                 $ 347,738                         -                          -       $ 347,738

Year ended September 30, 2001

                             Distributions from ordinary income
                                                 Net investment                                                                Total
                                                     income and                             Distributions from long-   distributions
Share class                                      currency gains  Short-term capital gains         term capital gains            paid
Class A                                               $ 353,625                         -                $ 3,575,929     $ 3,929,554
Class B                                                   3,535                         -                     35,657          39,192
Class C(1)                                                  161                         -                          -             161
Class F(1)                                                  102                         -                          -             102
Total                                                 $ 357,423                         -                $ 3,611,586     $ 3,969,009

(1) Class C and Class F shares were offered beginning March 15, 2001.



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. For the year ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.398% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2002 unreimbursed expenses which remain subject to reimbursement totaled $4,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2002, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A          $64,801          $33,219        Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B           6,016             897          Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C            2,211                              $427





                                      Included
                                         in
                                   administrative
                                      services
----------------------------------                 --------------------
----------------------------------                 --------------------
    Class F             395                                310
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-A           54                                 58
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-B           46                                 15
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-C           57                                  17
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-E            4                                  2
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-F           -*                                  -
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-1            -*                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-2            3                                   4
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-3             2                                  2
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-4            -*                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-5      Not applicable
                                                   23
-----------------------------------------------------------------------
* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):




Year ended September 30, 2002
                                                                  Reinvestments of dividends
Share class                           Sales(1)                             and distributions
                                       Amount        Shares                           Amount              Shares

Class A                           $ 4,493,172       218,712                        $ 321,388              14,962
Class B                               333,236        16,208                            3,775                 177
Class C                               303,539        14,856                              795                  37
Class F                               249,335        12,111                            1,119                  52
Class 529-A(2)                         68,860         3,350                                -                   -
Class 529-B(2)                         14,845           726                                -                   -
Class 529-C(2)                         18,542           907                                -                   -
Class 529-E(2)                          2,793           139                                -                   -
Class 529-F(2)                              1            -*                                -                   -
Class R-1(3)                              277            15                                -                   -
Class R-2(3)                            4,587           254                                -                   -
Class R-3(3)                            6,769           382                                -                   -
Class R-4(3)                              896            49                                -                   -
Class R-5(3)                           78,859         3,755                                -                   -
Total net increase
   (decrease) in fund             $ 5,575,711       271,464                        $ 327,077              15,228


                                   Repurchases(1)                                  Net (decrease) increase
                                          Amount            Shares                        Amount             Shares

Class A                            $ (5,290,086)         (262,475)                   $ (475,526)           (28,801)
Class B                                 (71,165)           (3,630)                      265,846             12,755
Class C                                 (43,764)           (2,319)                      260,570             12,574
Class F                                 (73,381)           (3,722)                      177,073              8,441
Class 529-A(2)                             (734)              (37)                       68,126              3,313
Class 529-B(2)                             (102)               (5)                       14,743                721
Class 529-C(2)                             (139)               (8)                       18,403                899
Class 529-E(2)                              (11)               (1)                        2,782                138
Class 529-F(2)                                -                 -                             1                 -*
Class R-1(3)                                (25)               (1)                          252                 14
Class R-2(3)                               (678)              (38)                        3,909                216
Class R-3(3)                               (831)              (47)                        5,938                335
Class R-4(3)                                (56)               (3)                          840                 46
Class R-5(3)                             (2,893)             (147)                       75,966              3,608
Total net increase
   (decrease) in fund              $ (5,483,865)         (272,433)                    $ 418,923             14,259


Year ended September 30, 2001
                                                                  Reinvestments of dividends
Share class                           Sales(1)                             and distributions
                                       Amount        Shares                           Amount              Shares
Class A                           $ 3,780,998       157,588                      $ 3,738,129             153,753
Class B                               326,328        13,669                           38,168               1,579
Class C(4)                            102,827         4,558                              137                   6
Class F(4)                             75,207         3,344                               88                   4
Total net increase
   (decrease) in fund             $ 4,285,360       179,159                      $ 3,776,522             155,342


Share class                       Repurchases(1)                                   Net increase
                                         Amount            Shares                        Amount             Shares
Class A                            $ (4,894,145)         (206,070)                  $ 2,624,982            105,271
Class B                                 (36,100)           (1,569)                      328,396             13,679
Class C(4)                               (2,127)             (101)                      100,837              4,463
Class F(4)                               (6,547)             (299)                       68,748              3,049
Total net increase
   (decrease) in fund              $ (4,938,919)         (208,039)                  $ 3,122,963            126,462

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.



6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $241,285,000 which represents 1.11% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $7,497,606,000 and $6,317,922,000, respectively, during the year ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2002, the custodian fee of $5,539,000 includes $35,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)

                                                  Income from investment operations(2)
                                                                             Net
                                        Net asset                        (losses) gains
                                           value,            Net   on securities   Total from
                                        beginning     investment  (both realized   investment
                                        of period   income (loss) and unrealized)  operations

Class A:
 Year ended 9/30/2002                      $19.74           $.17          $(3.14)      $(2.97)
 Year ended 9/30/2001                       28.66            .34           (5.86)       (5.52)
 Year ended 9/30/2000                       26.25            .30            4.56         4.86
 Year ended 9/30/1999                       20.50            .26            7.26         7.52
 Year ended 9/30/1998                       21.86            .27            (.11)         .16
Class B:
 Year ended 9/30/2002                       19.53            .02           (3.11)       (3.09)
 Year ended 9/30/2001                       28.54            .14           (5.80)       (5.66)
 Period from 3/15/2000 to 9/30/2000         30.11            .08           (1.65)       (1.57)
Class C:
 Year ended 9/30/2002                       19.50            .03           (3.14)       (3.11)
 Period from 3/15/2001 to 9/30/2001         22.42           (.01)          (2.83)       (2.84)
Class F:
 Year ended 9/30/2002                       19.72            .18           (3.16)       (2.98)
 Period from 3/15/2001 to 9/30/2001         22.59            .10           (2.87)       (2.77)
Class 529-A:
 Period from 2/15/2002 to 9/30/2002         21.05            .11           (4.67)       (4.56)
Class 529-B:
 Period from 2/15/2002 to 9/30/2002         21.05            .02           (4.66)       (4.64)
Class 529-C:
 Period from 2/15/2002 to 9/30/2002         21.05            .02           (4.66)       (4.64)
Class 529-E:
 Period from 3/1/2002 to 9/30/2002          21.49            .08           (5.10)       (5.02)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002         17.65           - (3)          (1.15)       (1.15)
Class R-1:
 Period from 6/17/2002 to 9/30/2002         20.72            .01           (4.28)       (4.27)
Class R-2:
 Period from 5/21/2002 to 9/30/2002         21.95            .02           (5.52)       (5.50)
Class R-3:
 Period from 6/4/2002 to 9/30/2002          21.33            .04           (4.88)       (4.84)
Class R-4:
 Period from 5/28/2002 to 9/30/2002         21.86            .07           (5.43)       (5.36)
Class R-5:
 Period from 5/15/2002 to 9/30/2002         21.91            .09           (5.48)       (5.39)


                                          Dividends and distributions

                                         Dividends
                                         (from net      Distributions                    Net asset
                                        investment      (from capital          Total    value, end         Total
                                           income)             gains) distributions     of period      return(4)
Class A:
 Year ended 9/30/2002                       $(.27)               $ -          $(.27)       $16.50        (15.36)%
 Year ended 9/30/2001                        (.30)             (3.10)         (3.40)        19.74        (21.47)
 Year ended 9/30/2000                        (.11)             (2.34)         (2.45)        28.66         18.93
 Year ended 9/30/1999                        (.20)             (1.57)         (1.77)        26.25         38.43
 Year ended 9/30/1998                        (.31)             (1.21)         (1.52)        20.50          1.23
Class B:
 Year ended 9/30/2002                        (.16)                 -           (.16)        16.28        (16.04)
 Year ended 9/30/2001                        (.25)             (3.10)         (3.35)        19.53        (22.06)
 Period from 3/15/2000 to 9/30/2000             -                  -              -         28.54         (5.21)
Class C:
 Year ended 9/30/2002                        (.12)                 -           (.12)        16.27        (16.05)
 Period from 3/15/2001 to 9/30/2001          (.08)                 -           (.08)        19.50        (12.78)
Class F:
 Year ended 9/30/2002                        (.25)                 -           (.25)        16.49        (15.41)
 Period from 3/15/2001 to 9/30/2001          (.10)                 -           (.10)        19.72        (12.34)
Class 529-A:
 Period from 2/15/2002 to 9/30/2002             -                  -              -         16.49        (21.66)
Class 529-B:
 Period from 2/15/2002 to 9/30/2002             -                  -              -         16.41        (22.04)
Class 529-C:
 Period from 2/15/2002 to 9/30/2002             -                  -              -         16.41        (22.04)
Class 529-E:
 Period from 3/1/2002 to 9/30/2002              -                  -              -         16.47        (23.36)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002             -                  -              -         16.50         (6.52)
Class R-1:
 Period from 6/17/2002 to 9/30/2002             -                  -              -         16.45        (20.61)
Class R-2:
 Period from 5/21/2002 to 9/30/2002             -                  -              -         16.45        (25.01)
Class R-3:
 Period from 6/4/2002 to 9/30/2002              -                  -              -         16.49        (22.69)
Class R-4:
 Period from 5/28/2002 to 9/30/2002             -                  -              -         16.50        (24.52)
Class R-5:
 Period from 5/15/2002 to 9/30/2002             -                  -              -         16.52        (24.60)

                                                            Ratio of                Ratio of
                                           Net assets,      expenses        net income (loss)
                                         end of period    to average              to average
                                         (in millions)    net assets              net assets
Class A:
 Year ended 9/30/2002                         $20,497          .82%                    .84%
 Year ended 9/30/2001                          25,094           .78                    1.40
 Year ended 9/30/2000                          33,412           .79                    1.00
 Year ended 9/30/1999                          25,752           .77                    1.06
 Year ended 9/30/1998                          17,707           .77                    1.27
Class B:
 Year ended 9/30/2002                             579          1.60                     .11
 Year ended 9/30/2001                             445          1.57                     .60
 Period from 3/15/2000 to 9/30/2000               260          1.53  (6)                .56  (6)
Class C:
 Year ended 9/30/2002                             277          1.64                     .14
 Period from 3/15/2001 to 9/30/2001                87          1.76  (6)               (.06) (6)
Class F:
 Year ended 9/30/2002                             189           .88                     .89
 Period from 3/15/2001 to 9/30/2001                60           .90  (6)                .84  (6)
Class 529-A:
 Period from 2/15/2002 to 9/30/2002                55           .96  (6)                .95  (6)
Class 529-B:
 Period from 2/15/2002 to 9/30/2002                12          1.76  (6)                .14  (6)
Class 529-C:
 Period from 2/15/2002 to 9/30/2002                15          1.75  (6)                .16  (6)
Class 529-E:
 Period from 3/1/2002 to 9/30/2002                  2          1.21  (6)                .67  (6)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002              - (5)            -  (7)                  -  (7)
Class R-1:
 Period from 6/17/2002 to 9/30/2002              - (5)          .47  (8)                .04
Class R-2:
 Period from 5/21/2002 to 9/30/2002                 4           .58  (8)                .11
Class R-3:
 Period from 6/4/2002 to 9/30/2002                  5           .39  (8)                .21
Class R-4:
 Period from 5/28/2002 to 9/30/2002                 1           .30  (8)                .36
Class R-5:
 Period from 5/15/2002 to 9/30/2002                60           .20                     .46



Year ended September 30
                                                   2002            2001         2000     1999         1998

Portfolio turnover rate for all classes of shares   26%             32%          34%      29%          30%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) Amount less than 0.01 percent.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.  Had CRMC not paid such fees, expense ratios would have been .91%, .74%, .45%
and .41% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.


Report of Independent Accountants

To the Board of Directors and Shareholders of New Perspective Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Perspective Fund, Inc. (the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP


Los Angeles, California
October 31, 2002

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended September 30, 2002 is $34,561,000. Foreign source income earned by the fund for the fiscal year ended September 30, 2002 was $293,120,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 70% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.6% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                                      PART C
                                                 OTHER INFORMATION

                                            NEW PERSPECTIVE FUND, INC.


Item 23.          Exhibits
(a)      Previously filed (see Post-Effective Amendment No. 56 filed 5/13/02)
(b)      Previously filed (see Post-Effective Amendment No. 47 filed 11/26/97)
(c)      Previously filed (see Post-Effective Amendment No. 53 filed 3/13/01)
(d)      Previously filed (see Post-Effective Amendment No. 52 filed 11/29/00)
(e)      Previously filed (see Post-Effective Amendment No. 56 filed 5/13/02)
(f)      None
(g)      Previously filed (see Post-Effective Amendment No. 54 filed 11/29/01)
(h)      Previously filed (see Post-Effective Amendment No. 56 filed 5/13/02)

(i)      Previously filed (see Post-Effective Amendment No. 56 filed 5/13/02)
(j)      Consent of Independent Accountants
(k)      None
(l)      None
(m)      Previously filed (see Post-Effective Amendment No. 56 filed 5/13/02)
(n)      Form of Amended and Restated Multiple Class Plan
(o)      None
(p)      Previously filed (see Post-Effective Amendment No. 56 filed 5/13/02)


Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None


Item 25.          Indemnification

                  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.



                                      New Perspective Fund, Inc. -- Pg C-1

Item 25.          Indemnification (continued)

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                  Article VI of the Articles of Incorporation of the fund provides that the fund shall indemnify directors or officers of the fund against certain actions, including expenses incurred except that "[N]othing .........
shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office."

                                      New Perspective Fund, Inc. -- Pg C-2

Item 26.          Business and Other Connections of Investment Adviser

                  None


Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None




                                      New Perspective Fund, Inc. -- Pg C-3





(b)    (1) (2) (3) Michelle A. Bergeron Senior Vice President None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr. Regional Vice President None 9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269



                                      New Perspective Fund, Inc. -- Pg C-4





(b)                 (1)                                       (2)                                      (3)
       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134



                                      New Perspective Fund, Inc. -- Pg C-5





(b) (1) (2) (3) L Michael D. Cravotta Assistant Vice President None

       Joseph G. Cronin                         Regional Vice President                               None
       1281 Fiore
       Lake Forest, IL 60045

       William F. Daugherty                     Regional Vice President                               None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President                                 None

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108



                                      New Perspective Fund, Inc. -- Pg C-6





(b)    (1) (2) (3) Peter J. Doran Director, Executive Vice President None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Regional Vice President                               None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

                   B Evelyn K. Glassford Vice President None



                                      New Perspective Fund, Inc. -- Pg C-7





(b)                 (1)                                       (2)                                      (3)
       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                            Director

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483



                                      New Perspective Fund, Inc. -- Pg C-8





(b)                 (1)                                       (2)                                      (3)
       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper                       Vice President                                        None

L      Maria K. Khader                          Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Assistant Vice President                              None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None



                                      New Perspective Fund, Inc. -- Pg C-9





(b)    (1) (2) (3) Louis K. Linquata Regional Vice President None 5214 Cass
       Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan McMaster                             Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381



                                      New Perspective Fund, Inc. -- Pg C-10





(b)    (1) (2) (3) William E. Noe Vice President None 304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4430 East Indian School Road
       Suite 120
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None



                                      New Perspective Fund, Inc. -- Pg C-11





(b)                 (1)                                       (2)                                      (3)
       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       418 S. Royal Street
       Alexandria, VA 22314

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve L. Rubin                           Vice President                                        None

       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145



                                      New Perspective Fund, Inc. -- Pg C-12





(b)    (1) (2) (3) Shane D. Schofield Regional Vice President None 201 McIver
       Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None



       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Vice President                                        None



                                      New Perspective Fund, Inc. -- Pg C-13





(b)    (1) (2) (3) Nicholas D. Spadaccini Vice President None 855 Markley Woods
       Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130



                                      New Perspective Fund, Inc. -- Pg C-14





(b)                 (1)                                       (2)                                      (3)
       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

       Thomas E. Warren                         Vice President                                        None
       7347 Turnstone Road
       Sarasota, FL  34242

L      Debbie L. Wasilak                        Assistant Vice President                              None

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None



                                      New Perspective Fund, Inc. -- Pg C-15





(b)                 (1)                                       (2)                                      (3)
SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Regional Vice President                               None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin Ranch, CA 92782

----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None

                                      New Perspective Fund, Inc. -- Pg C-16

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None

Item 30.          Undertakings

                  n/a


                                      New Perspective Fund, Inc. -- Pg C-17

                                                  SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of November, 2002.

  NEW PERSPECTIVE FUND, INC.

  By    /s/ Walter P. Stern
       --------------------------------------------------------------
       (Walter P. Stern, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on November 27, 2002, by the following persons in the capacities indicated.

(1) Principal Executive Officer:

        /s/ Gina H. Despres                                              President and Director
       ---------------------------------------
       (Gina H. Despres)

(2)    Principal Financial Officer and Principal Accounting Officer:

        /s/ R. Marcia Gould                                                     Treasurer
       ---------------------------------------
       (R. Marcia Gould)

(3) Directors:

       Elisabeth Allison*                                                       Director
       Vanessa C. L. Chang*                                                     Director

        /s/ Gina H. Despres                                              President and Director
       ---------------------------------------
       (Gina H. Despres)
       Robert A. Fox*                                                           Director
       Alan Greenway*                                                           Director
       Paul G. Haaga, Jr.*                                                      Director
       Jae H. Hyun                                                              Director
       Gregg E. Ireland*                                                        Director
       Koichi Itoh*                                                             Director
       William H. Kling*                                                        Director
       Jon B. Lovelace*                                                Vice Chairman and Director
       John G. McDonald*                                                        Director
       William I. Miller*                                                       Director
       Kirk P. Pendleton*                                                       Director
       Rozanne L. Ridgway*                                                      Director

        /s/ Walter P. Stern                                               Chairman of the Board
       ---------------------------------------
       (Walter P. Stern)

       *By     /s/ Vincent P. Corti
              ----------------------------------------
              (Vincent P. Corti, Attorney-in-Fact)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

 /s/ Kristine M. Nishiyama
 -------------------------------------------------------
 (Kristine M. Nishiyama)

                                      New Perspective Fund, Inc. -- Pg C-18